UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-23306

Collaborative Investment Series Trust

(Exact name of registrant as specified in charter)

500 Damonte Ranch, Parkway Building 700, Unit 700 Reno, Nevada 89521

(Address of principal executive offices) (Zip code)

Citi Fund Services Ohio, Inc., 4400 Easton Commons, Suite 200, Columbus, OH 43219

(Name and address of agent for service)

Registrant’s telephone number, including area code: (440) 922-0066

Date of fiscal year end: September 30

Date of reporting period: March 31, 2023

Item 1. Report to Stockholders.

This Form N-CSRA filing replaces the registrant's Form N-CSRA, as previously filed under accession number 0001999371-24-002130. This Form N-CSRA filing includes revised Section 302 certifications.

Goose Hollow Capital Management LLC
82 North Summit Street, Suite 2B
Tenafly, NJ 07670
1-866-898-6447

www.gham.co

Semi-Annual
Shareholder Report

Goose Hollow Tactical Allocation ETF
(GHTA)

March 31, 2023

Semi-Annual Shareholder Report | 1

Expense ExamplesMarch 31, 2023 (Unaudited)

As a Fund shareholder, you may incur two types of costs: (1) transaction costs, including commissions on trading, as applicable; and (2) ongoing costs, including advisory fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The expense examples below are based on an investment of $1,000 invested at the beginning of the period and held for the six-month period ending March 31, 2023.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Semi-Annual Shareholder Report | 2

Expense Examples (continued)March 31, 2023 (Unaudited)

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Further, the expenses do not include any brokerage commissions on investors’ purchases or redemptions of Fund shares as described in the Fund’s prospectus. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

		Beginning Account Value 10/1/2022	Ending Account Value 3/31/2023	Expenses Paid During Period(a)	Annualized Expense Ratio
Goose Hollow Tactical Allocation ETF	Actual	$ 1,000.00	$ 1,161.30	$ 4.53	0.84%
	Hypothetical	1,000.00	1,020.74	4.23	0.84

(a) Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 182/365 (the number of days in the most recent fiscal half year divided by the number of days in the fiscal year).

See notes which are an integral part of the Financial Statements.

Semi-Annual Shareholder Report | 3

Portfolio of InvestmentsMarch 31, 2023 (Unaudited)

Goose Hollow Tactical Allocation ETF

Portfolio of Investments Summary Table	Percentage of Total Investments (%)
Exchange-Traded Funds	94.9
Financials	3.3
Options on Futures	0.1
Preferred Stock	1.7
Total	100.0

Portfolio holdings and allocations are subject to change. As of March 31, 2023, percentages in the table above are based on total investments. Such total investments may differ from the percentages set forth in the following Portfolio of Investments which are computed using the Fund’s total net assets.

Portfolio of Investments

Shares		Fair Value ($)
Common Stock — 3.2%
Financials — 3.2%
116,720	AGNC Investment Corp.	1,176,538
Total Common Stock (Cost $1,280,342)		1,176,538

Exchange-Traded Funds — 92.5%
41,454	Energy Select Sector SPDR Fund ETF	3,433,635
20,726	Invesco Solar ETF(a)	1,608,959
5,223	iShares 0-3 Month Treasury Bond ETF	525,329
150,794	iShares MSCI Brazil ETF	4,128,740
17,564	iShares MSCI Japan Small Capital ETF	1,198,743
63,456	iShares MSCI Saudi Arabia ETF	2,457,651
85,589	Quadratic Interest Rate Volatility and Inflation Hedge ETF	1,944,582
23,744	SPDR Bloomberg 1-3 Month T-Bill ETF	2,180,174
31,090	SPDR S&P Oil & Gas Exploration & Production ETF	3,966,773
80,328	Vanguard Intermediate-Term Treasury ETF	4,816,467
131,309	Vanguard Short-Term Treasury ETF	7,686,828
		33,947,881
Total Exchange-Traded Funds (Cost $33,520,964)		33,947,881

Purchased Options on Futures — 0.1%
Total Purchased Options on Futures (Cost $40,891)		18,600

See notes which are an integral part of the Financial Statements.

Semi-Annual Shareholder Report | 4

Portfolio of Investments (continued)March 31, 2023 (Unaudited)

Goose Hollow Tactical Allocation ETF

Shares		Fair Value ($)
Preferred Stock — 1.6%
345,630	Federal National Mortgage Association, 8.25%	594,484
Total Preferred Stock (Cost $878,870)		594,484

Total Investments — 97.4% (Cost $35,721,067)		35,737,503
Other Assets in Excess of Liabilities — 2.6%		942,721
Net Assets — 100.0%		$36,680,224

(a) Non-income producing security.

ETF — Exchange-Traded Fund

S&P — Standard and Poor’s

SPDR — Standard & Poor’s Depositary Receipts

Futures Contracts

At March 31, 2023, the Fund’s open futures contracts were as follows:

Futures Contracts Purchased

Description	Number of Contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation (Depreciation) ($)
Japanese Yen Future	20	6/16/23	1,895,899	1,905,625	9,726
					9,726

Purchased Options

Exchanged-traded options on futures contracts purchased as of March 31, 2023 were as follows:

Description	Put/Call	Number of Contracts	Notional Amount (000)($)(a)	Strike Price ($)	Expiration Date	Value ($)
Banco Bradesco SA Options	Call	200	50	2.50	6/16/23	5,000
Banco Bradesco SA Options	Call	200	60	3.00	1/19/24	4,000
Itau Unibanco Holding SA Options	Call	800	560	7.00	1/19/24	9,600
(Total Cost $40,891)						18,600

(a) Notional amount is expressed as the number of contracts multiplied by contract size multiplied by the strike price of the underlying asset.

See notes which are an integral part of the Financial Statements.

Semi-Annual Shareholder Report | 5

Statement of Assets and LiabilitiesMarch 31, 2023 (Unaudited)

Goose Hollow Tactical Allocation ETF
Assets:
Investments, at value (Cost $35,721,067)	$35,737,503
Cash	531,123
Deposits at broker for derivative contracts	386,497
Dividends and interest receivable	17,265
Receivable for capital shares issued	34,432
Prepaid expenses	755
Total Assets	36,707,575
Liabilities:
Payable for variation margin on futures contracts	3,750
Accrued expenses:
Advisory	9,402
Administration	3,268
Compliance services	1
Custodian	258
Fund accounting	6,742
Printing	3,033
Trustee	560
Other	337
Total Liabilities	27,351
Net Assets	$36,680,224
Net Assets consist of:
Paid-in Capital	$35,061,194
Total Distributable Earnings (Accumulated Deficit)	1,619,030
Net Assets	$36,680,224

Net Assets:	$36,680,224
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value):	1,425,000
Net Asset Value (offering and redemption price per share):	$25.74

See notes which are an integral part of the Financial Statements.

Semi-Annual Shareholder Report | 6

Statement of OperationsFor the period ended March 31, 2023 (Unaudited)

Goose Hollow Tactical Allocation ETF
Investment Income:
Dividend income	$361,345
Total Investment Income	361,345
Expenses:
Advisory	92,727
Administration	16,363
Compliance services	4,501
Custodian	1,055
Fund accounting	21,624
Legal and audit	13,731
Printing	2,296
Treasurer	1,200
Trustee	1,760
Other	5,813
Total Expenses before fee reductions	161,070
Expenses contractually waived and/or reimbursed by the Advisor	(68,836)
Total Net Expenses	92,234
Net Investment Income (Loss)	269,111
Realized and Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from investment transactions	880,755
Net realized gains (losses) from in-kind transactions	457,038
Net realized gains (losses) from futures transactions	132,605
Change in unrealized appreciation (depreciation) on investments	524,501
Change in unrealized appreciation (depreciation) on futures	9,726
Net Realized and Unrealized Gains (Losses) from Investments:	2,004,625
Change in Net Assets Resulting From Operations	$2,273,736

See notes which are an integral part of the Financial Statements.

Semi-Annual Shareholder Report | 7

Statements of Changes in Net Assets

	Goose Hollow Tactical Allocation ETF
	Six Months Ended March 31, 2023 (Unaudited)	For the period November 16, 2021(a) through September 30, 2022
From Investment Activities:
Operations:
Net investment income (loss)	$269,111	$8,489
Net realized gains (losses) from investment, in-kind, and futures transactions	1,470,398	(68,863)
Change in unrealized appreciation (depreciation) on investments and futures	534,227	(508,065)
Change in net assets resulting from operations	2,273,736	(568,439)
Distributions to Shareholders From:
Earnings	(81,324)	(5,002)
Change in net assets from distributions	(81,324)	(5,002)
Capital Transactions:
Proceeds from shares issued	32,157,108	11,142,566
Cost of shares redeemed	(8,238,421)	—
Change in net assets from capital transactions	23,918,687	11,142,566
Change in net assets	26,111,099	10,569,125
Net Assets:
Beginning of period	10,569,125	—
End of period	$36,680,224	$10,569,125
Share Transactions:
Issued	1,275,000	475,000
Redeemed	(325,000)	—
Change in shares	950,000	475,000

(a) Commencement of operations.

See notes which are an integral part of the Financial Statements.

Semi-Annual Shareholder Report | 8

Financial Highlights

Goose Hollow Tactical Allocation ETF	Six Months Ended March 31, 2023 (Unaudited)	November 16, 2021(a) through September 30, 2022
Net Asset Value, Beginning of Period	$22.25	$24.63

Net Investment Income (Loss)(b)	0.31	0.06
Net Realized and Unrealized Gains (Losses) on Investments	3.27	(2.34)
Total from Investment Activities	3.58	(2.28)

Distributions from Net Investment Income	(0.05)	(0.10)
Distributions from Net Realized Gains on Investments	(0.04)	—
Total Distributions	(0.09)	(0.10)

Net Asset Value, End of Period	$25.74	$22.25
Net Assets at End of Period (000’s)	$36,680	$10,569

Total Return at NAV(c)(d)	16.13%	(9.30)%
Total Return at Market(d)(e)	16.72%	(9.29)%

Ratio of Net Expenses to Average Net Assets(f)(g)	0.84%	0.84%
Ratio of Gross Expenses to Average Net Assets(f)(g)(h)	1.47%	3.51%
Ratio of Net Investment Income (Loss) to Average Net Assets(f)(i)	2.45%	0.28%
Portfolio Turnover(d)(j)	287%	392%

(a) Commencement of operations.

(b) Calculated based on average shares method.

(c) Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at net asset value. This percentage is not an indication of the performance of a shareholder’s investment in the Fund based on market value due to differences between the market price of the shares and the net asset value per share of the Fund.

(d) Not annualized for periods less than one year.

(e) Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at market value. Market value is determined by the composite closing price. Composite closing security price is defined as the last reported sale price from any primary listing market (e.g., Cboe BZX) or participating regional exchanges or markets. The composite closing price is the last reported sale price from any of the eligible sources, regardless of volume and not an average price and may have occurred on a date prior to the close of the reporting period. Market value may be greater or less than net asset value, depending on the Fund’s closing price on the listing market.

(f) Annualized for periods less than one year.

(g) Excludes expenses of the investment companies in which the Fund invests.

(h) If applicable, certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratio would have been as indicated.

(i) Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests. The ratio does not include net investment income of the underlying investment companies.

(j) Excludes the impact of in-kind transactions.

Semi-Annual Shareholder Report | 9

Notes to Financial StatementsMarch 31, 2023 (Unaudited)

(1) Organization

Collaborative Investment Series Trust (the “Trust”) was organized on July 26, 2017 as a Delaware statutory trust. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end management investment company and thus is determined to be an investment company for accounting purposes. The Trust is comprised of several funds and is authorized to issue an unlimited number of shares of beneficial interest (“Shares”) in one or more series representing interests in separate portfolios of securities. The accompanying financial statements are those of Goose Hollow Tactical Allocation ETF (the “Fund”). The Fund is a diversified actively-managed exchange-traded fund. The Fund’s prospectus provides a description of the Fund’s investment objectives, policies, and strategies. The assets of the Fund are segregated and a shareholder’s interest is limited to the Fund in which shares are held.

Under the Trust’s organizational documents, its officers and Board of Trustees (the “Board”) are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Trust may enter into contracts with vendors and others that provide for general indemnifications. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust. However, based on experience, the Trust expects that risk of loss to be remote.

(2) Significant Accounting Policies

Shares of the Fund are listed and traded on the Cboe BZX Exchange, Inc. (“Cboe”). Market prices for the Shares may be different from their net asset value (“NAV”). The Fund issues and redeems Shares on a continuous basis at NAV only in large blocks of Shares, currently 25,000 Shares, called Creation Units (“Creation Units”). Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, Shares generally trade in the secondary market at market prices that change throughout the day in amounts less than a Creation Unit. Shares of the Fund may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with ACA Foreside (the “Distributor”). Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the shares directly from the Fund.

The following is a summary of significant policies consistently followed by the Fund in preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America

Semi-Annual Shareholder Report | 10

Notes to Financial Statements (continued)March 31, 2023 (Unaudited)

(“GAAP”). The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services - Investment Companies”. The preparation of financial Statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

A. Investment Valuations

The Fund holds investments at fair value. Fair value is defined as the price that would be expected to be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques used to determine fair value are further described below.

Security values are ordinarily obtained through the use of independent pricing services in accordance with Rule 2a-5 under the 1940 Act pursuant to procedures adopted by the Board. Pursuant to these procedures, the Fund may use a pricing service, bank, or broker-dealer experienced in such matters to value the Fund’s securities. When reliable market quotations are not readily available for any security, the fair value of that security will be determined by a committee established by the Board in accordance with Rule 2a-5 under the 1940 Act pursuant to procedures adopted by the Board. The fair valuation process is designed to value the subject security at the price the Fund would reasonably expect to receive upon its current sale. Additional consideration is given to securities that have experienced a decrease in the volume or level of activity or to circumstances that indicate that a transaction is not orderly.

The Trust uses a three-tier fair value hierarchy that is dependent upon the various “inputs” used to determine the value of the Fund’s investments. The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. These inputs are summarized in the three broad levels listed below:

• Level 1 - Quoted prices in active markets for identical assets that the Fund has the ability to access.

• Level 2 - Other observable pricing inputs at the measurement date (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

• Level 3 - Significant unobservable pricing inputs at the measurement date (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

Semi-Annual Shareholder Report | 11

Notes to Financial Statements (continued)March 31, 2023 (Unaudited)

Exchange-traded funds (“ETFs”) and preferred stocks traded on a recognized securities exchange are valued at that day’s last traded price or official closing price, as applicable, on the exchange where the fund is primarily traded. Funds and preferred stocks traded on a recognized exchange for which there were no sales on that day may be valued at the last traded price. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy.

Exchange-traded futures contracts are valued at their settlement price on the exchange on which they are traded and are typically categorized as Level 1 in the fair value hierarchy. Exchange traded options contracts are valued at the closing price on the primary exchange for that option as recorded by an approved pricing vendor.

The Fund did not hold any Level 2 or Level 3 investments as of March 31, 2023.

The following table summarizes the Fund’s investments, based on their valuation inputs, as of March 31, 2023, while the breakdown, by category, of investments is disclosed in the Portfolio of Investments for the Fund:

	Level 1	Total Investments
Goose Hollow Tactical Allocation ETF
Common Stock	$1,176,538	$1,176,538
Exchange-Traded Funds	33,947,881	33,947,881
Purchased Options on Futures	18,600	18,600
Preferred Stock	594,484	594,484
Total Investments	$35,737,503	$35,737,503
Other Financial Instruments(a)
Asset
Futures Contract	9,726	9,726
Total Other Financial Instruments	$9,726	$9,726

(a) Other financial instruments include derivative instruments, such as futures contracts which are valued at the unrealized appreciation (depreciation) on the instrument and written options, which are valued at fair value.

B. Security Transactions and Related Income

Investment transactions are accounted for no later than the first calculation of the NAV on the business day following the trade date. For financial reporting purposes, however, security transactions are accounted for on the trade date on the last business day of the reporting period. Securities gains and losses are calculated on the identified cost basis. Interest income and expenses are accrued daily. Dividends and dividend expense, less foreign tax withholding, if any, are recorded on the ex-dividend date. Investment income from non-U.S. sources received by the Fund is generally subject to non-U.S. withholding

Semi-Annual Shareholder Report | 12

Notes to Financial Statements (continued)March 31, 2023 (Unaudited)

taxes at rates ranging up to 30%. Such withholding taxes may be reduced or eliminated under the terms of applicable U.S. income tax treaties. The Fund may be subject to foreign taxes on gains in investments or currency repatriation. The Fund accrues such taxes, as applicable, based on its current interpretation of tax rules in the foreign markets in which it invests.

The Fund may own shares of ETFs that may invest in real estate investments trusts (“REITs”) and master limited partnerships (“MLPs”) which report information on the source of their distributions annually. Distributions received from investments in REITs or MLPs in excess of income from underlying investments are recorded as realized gain and /or as a reduction to the cost of the ETF.

C. Cash

Idle cash may be swept into various interest-bearing overnight demand deposits and is classified as cash on the Statement of Assets and Liabilities. The Fund maintains cash in bank deposit accounts which, at times, may exceed the United States federally insured limit of $250,000. Amounts swept overnight are available on the next business day.

D. Dividends and Distributions to Shareholders

Distributions are recorded on the ex-dividend date. The Fund intends to distribute to its shareholders net investment income and net realized capital gains, if any, at least annually. The amount of dividends from net investment income and net realized gains is determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., distributions and income received from pass-through investments), such amounts are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification.

The Fund may utilize earnings and profits distributed to shareholders on redemption of shares as part of the dividends paid deduction.

E. Allocation of Expenses

Expenses directly attributable to a Fund are charged to that Fund. Expenses not directly attributable to a Fund are allocated proportionally among all Funds within the Trust in relation to the net assets of each Fund or on another reasonable basis.

F. Derivative Instruments:

All open derivative positions at period end are reflected on the Fund’s Portfolio of Investments. The following is a description of the derivative instruments utilized by the Fund, including the primary underlying risk exposure related to each instrument type.

Semi-Annual Shareholder Report | 13

Notes to Financial Statements (continued)March 31, 2023 (Unaudited)

Futures Contracts:

The Fund may enter into futures contracts for the purpose of hedging existing portfolio securities or securities they intend to purchase against fluctuations in fair value caused by changes in prevailing market interest conditions. Upon entering into futures contracts, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Subsequent payments, known as “variation margin”, are made or received each day, depending on the daily fluctuations in the fair value of the underlying security. The Fund recognizes an unrealized gain or loss equal to the daily variation margin. Should market conditions move unexpectedly, the Fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. Futures contracts involve, to varying degrees, elements of market risk (generally equity price risk related to stock futures, interest rate risk related to bond futures and foreign currency risk related to currency futures) and exposure to loss in excess of the amounts reflected on the Statement of Assets and Liabilities as variation margin. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Fund and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. The gross notional amount of futures contracts outstanding as of March 31, 2023, and the monthly average notional amount for the contracts held during the period ended March 31, 2023 were as follows:

	Outstanding Notional Amount		Monthly Average Notional Amount
Futures Contracts:	Long	Short	Long	Short
Goose Hollow Tactical Allocation ETF	$2,113,254	$—	$1,382,693(a)	$—

(a) For the period when the Fund held long futures contracts from October 1, 2022 through January 31, 2023 and March 1, 2023 through March 31, 2023.

Options Contracts:

Purchased Options Contracts – The Fund pays a premium which is included in “Investments, at value” on the Statement of Assets and Liabilities and marked to market to reflect the current value of the option. Premiums paid for purchasing options that expire are treated as realized losses. When a put option is exercised or closed, premiums paid for purchasing options are offset against proceeds to determine the realized gain/loss on the transaction. The Fund bears the risk of loss of the premium and change in value should the counterparty not perform under the contract.

Written Options Contracts – The Fund receives a premium which is recorded as a liability and is subsequently adjusted to the current value of the options written. Premiums received from writing options that expire are treated as realized gains. Premiums received from writing options that expire are treated as realized gains. Premiums received from writing options that are

Semi-Annual Shareholder Report | 14

Notes to Financial Statements (continued)March 31, 2023 (Unaudited)

either exercised or closed are offset against the proceeds received or the amount paid on the transaction to determine realized gains or losses. The risk associated with writing an option is that the Fund bears the market risk of an unfavorable change in the price of an underlying asset and is required to buy or sell an underlying asset under the contractual terms of the option at a price different from the current value.

The gross notional amount of purchased and written options outstanding as of March 31, 2023, and the monthly average notional amount for these contracts for the period ended March 31, 2023 were as follows:

	Outstanding Notional Amount	Monthly Average Notional Amount
Purchased Options Contracts:
Goose Hollow Tactical Allocation ETF	$670,000	$670,000(a)

(a) For the period when the Fund held purchased options contracts from January 1, 2023 through March 31, 2023.

Summary of Derivative Instruments:

The following is a summary of the fair value of derivative instruments on the Statements of Assets and Liabilities, categorized by risk exposure, as of March 31, 2023:

	Assets
	Investments, at Value for Purchased Options	Unrealized Appreciation (Depreciation) on Futures Contracts(a)
Risk Exposure:
Goose Hollow Tactical Innovation ETF	$18,600	$9,726

(a) For futures contracts, the amounts represent their cumulative appreciation (depreciation) as reported on the Portfolio of Investments. Only the current day’s variation margin, if any, is reported within the Statement of Assets and Liabilities as variation margin on futures contracts.

The following is a summary of the effect of derivative instruments on the Statement of Operations, categorized by risk exposure, for the period ended March 31, 2023:

Net Realized Gains (Losses) from
Futures Contracts
Foreign Currency Risk Exposure:
Goose Hollow Tactical Allocation ETF	$132,605

Semi-Annual Shareholder Report | 15

Notes to Financial Statements (continued)March 31, 2023 (Unaudited)

Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result from Operations
Futures Contracts
Foreign Currency Risk Exposure:
Goose Hollow Tactical Allocation ETF	$9,726

(3) Investment Advisory and Other Contractual Services

A. Investment Advisory Fees

Goose Hollow Capital Management, LLC (the “Advisor”), serves as the Fund’s investment advisor pursuant to an investment advisory agreement. Subject at all times to the oversight and approval of the Board, the Advisor is responsible for the overall management of the Fund. The Fund pays the Advisor a management fee of 0.85% of its average daily net assets, calculated daily and paid monthly.

The Advisor has contractually agreed to reduce its fees and to reimburse expenses, at least through January 31, 2024 to ensure that Net Annual Fund Operating Expenses (exclusive of any (i) front-end or contingent deferred loads, (ii) brokerage fees and commissions, (iii) acquired fund fees and expenses, (iv) fees and expenses associated with instruments in other collective investment vehicles or derivative instruments (including for example options and swap fees and expenses); (v) borrowing costs (such as interest and dividend expenses on securities sold short), (vi) taxes, (vii) other fees related to underlying investments, (such as option fees and expenses or swap fees and expenses); or (viii) extraordinary expenses such as litigation (which may include indemnification of Fund officers and trustees or contractual indemnification of Fund service providers (other than the advisor)) will not exceed 0.84%. Fee waivers and expense reimbursements are subject to possible recoupment from the Fund in future years on a rolling three-year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits or the expense limits in place at the time of recoupment. Fee waiver and reimbursement arrangements can decrease the Fund’s expenses and boost its performance. This expense imitation agreement may be terminated at any time, by the Board upon sixty days’ written notice to the advisor.

As of March 31, 2023, the Advisor may recoup amounts from the Fund as follows:

	Waived/Reimbursed FY 2022 Expires 09/30/2025	Waived/Reimbursed FY 2023 Expires 09/30/2026	Total
Goose Hollow Tactical Allocation ETF	$80,007	$68,836	$148,843

Semi-Annual Shareholder Report | 16

Notes to Financial Statements (continued)March 31, 2023 (Unaudited)

B. Administration, Custodian, Transfer Agent and Accounting Fees

Citi Fund Services Ohio, Inc. (“Citi”) serves as the administrator, fund accountant, and dividend disbursing agent for the Fund pursuant to a Services Agreement. Citibank, N.A. serves as the custodian and transfer agent of the Fund pursuant to a Global Custodial and Agency Services Agreement.

Collaborative Fund Services LLC (“CFS”) provides the Fund with various management and legal administrative services. For these services, the Fund pays CFS an administrative fee that is computed daily and paid monthly, based on the aggregate daily net assets of the Fund and is subject to a minimum monthly fee.

C. Distribution and Shareholder Services Fees

ACA Foreside is the principal underwriter and distributor for the Fund’s Shares. The Distributor is compensated by the Advisor in accordance with a Distribution Services Agreement between the Advisor and the Distributor.

D. Compliance Services

Beacon Compliance Consulting provides compliance services to the Trust and receives a monthly fee paid by the Fund for these services.

E. Treasurer Fees

The Treasurer of the Trust receives a fee that is calculated monthly using the Fund’s net assets at month-end and is paid by the Fund on a quarterly basis. During the period ended March 31, 2023, the Fund paid a total of $1,200 to the Treasurer.

F. General

Certain trustees and officers of the Trust are officers, directors and/or trustees of the above companies and, except for the Treasurer, receive no compensation from the Fund for their services.

(4) Investment Transactions

Purchases and sales of investments, excluding in-kind transactions and short-term investments, for the period ended March 31, 2023 were as follows:

	Purchases	Sales
Goose Hollow Tactical Allocation ETF	$64,301,925	$61,325,186

Purchases and sales of in-kind transactions for the period ended March 31, 2023 were as follows:

	Purchases	Sales
Goose Hollow Tactical Allocation ETF	$29,449,894	$7,769,715

There were no purchases or sales of U.S. government securities during the period ended March 31, 2023.

Semi-Annual Shareholder Report | 17

Notes to Financial Statements (continued)March 31, 2023 (Unaudited)

(5) Capital Share Transactions

Shares are issued and redeemed by the Fund only in aggregations of a specified number of shares or multiples thereof at NAV. Except when aggregated in Creation Units, shares of the Fund are not redeemable. Transactions in shares for the Fund are disclosed in detail on the Statements of Changes in Net Assets.

The consideration for the purchase of Creation Units of a Fund generally consists of the in-kind deposit of a designated basket of securities, which constitutes an optimized representation of the securities of that Fund’s specified universe, and an amount of cash. Investors purchasing and redeeming Creation Units may be charged a transaction fee to cover the transfer and other transactional costs it incurs to issue or redeem Creation Units. The transaction fees for the Fund are listed below:

	Fee for In-Kind and Cash Purchases	Maximum Additional Variable Charge for Cash Purchases(a)
Goose Hollow Tactical Allocation ETF	$250	2.00%

(a) As a percentage of the amount invested.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable on the Statement of Assets and Liabilities.

As of March 31, 2023, there were no unsettled in-kind capital transactions.

(6) Investment Risks

ETF Risk

The NAV of the Fund can fluctuate up or down, and you could lose money investing in the Fund if the prices of the securities owned by the Fund decline. In addition, the Fund may be subject to the following risks: (1) the market price of the Fund’s shares may trade above or below its NAV; (2) an active trading market for the Fund’s shares may not develop or be maintained; or (3) trading of the Fund’s shares may be halted if the listing exchange’s officials deem such action appropriate, the shares are delisted from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally.

Market and Geopolitical Risk

The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular

Semi-Annual Shareholder Report | 18

Notes to Financial Statements (continued)March 31, 2023 (Unaudited)

products or resources, natural disasters, climate-change and climate-related events, pandemics, epidemics, terrorism, international conflicts, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years, such as terrorist attacks around the world, natural disasters, social and political discord or debt crises and downgrades, among others, may result in market volatility and may have long term effects on both the U.S. and global financial markets. It is difficult to predict when similar events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects. Any such event(s) could have a significant adverse impact on the value and risk profile of the Fund. The coronavirus (COVID-19) global pandemic and the aggressive responses taken by many governments, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines or similar restrictions, as well as the forced or voluntary closure of, or operational changes to, many retail and other businesses, had negative impacts, and in many cases severe negative impacts, on markets worldwide. It is not known how long such impacts, or any future impacts of other significant events described above, will or would last, but there could be a prolonged period of global economic slowdown, which may impact your investment. Therefore, the Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. During a general market downturn, multiple asset classes may be negatively affected. Changes in market conditions and interest rates can have the same impact on all types of securities and instruments. In times of severe market disruptions, you could lose your entire investment.

(7) Subsequent Events

Management of the Fund has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date these financial statements were issued. Based upon this evaluation, no additional disclosures or adjustments were required to the financial statements as of March 31, 2023.

Semi-Annual Shareholder Report | 19

Additional InformationMarch 31, 2023 (Unaudited)

PORTFOLIO HOLDINGS

The Fund files a complete schedule of investments with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-PORT. The Form N-PORT filing must be made within 60 days of the end of the quarter. These filings are available on the SEC’s web site at http://www.sec.gov. You may also obtain copies by calling the Fund at 1-866-898-6447, free of charge.

PREMIUM/DISCOUNT INFORMATION

The Fund’s website at http://www.gham.co shows the previous day’s closing NAV and closing market price for the Fund’s ETF Shares. The website also discloses, in the Premium/Discount section, how frequently the Fund’s ETF Shares traded at a premium or discount to NAV (based on closing NAVs and market prices) and the magnitudes of such premiums and discounts.

PROXY VOTING

The Fund’s proxy voting policies, procedures and voting records relating to common stock securities in the Fund’s investment portfolio are available without charge, upon request, by calling the Fund’s toll-free telephone number 1-866-898-6447. The Fund will send this information within three business days of receipt of the request, by first class mail or other means designed to ensure prompt delivery.

The Fund’s proxy information is also available on the SEC’s website at http://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities for the most recent 12-month period ended June 30 is available without charge, upon request by calling 1-866-898-6447 or referring to the SEC’s web site at http://www.sec.gov.

Semi-Annual Shareholder Report | 20

PRIVACY NOTICE
COLLABORATIVE INVESTMENT SERIES TRUST

FACTS	WHAT DOES THE COLLABORATIVE INVESTMENT SERIES TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

•Social Security number and wire transfer instructions

•account transactions and transaction history

•investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?

All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons the Collaborative Investment Series Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Do we share information?	Can you limit sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share

Semi-Annual Shareholder Report | 21

Reasons we can share your personal information:	Do we share information?	Can you limit sharing?
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For our affiliates to market to you	NO	We don’t share
For non-affiliates to market to you	NO	We don’t share
QUESTIONS?	Call 1-800-595-4866

What we do:
How does the Collaborative Investment Series Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does the Collaborative Investment Series Trust collect my personal information?

We collect your personal information, for example, when you

•open an account or deposit money

•direct us to buy securities or direct us to sell your securities

•seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

•sharing for affiliates’ everyday business purposes – information about your creditworthiness.

•affiliates from using your information to market to you.

•sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Semi-Annual Shareholder Report | 22

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and non-financial companies. •The Collaborative Investment Series Trust does not share with affiliates.
Non-affiliates

Companies not related by common ownership or control. They can be financial and non-financial companies.

•The Collaborative Investment Series Trust does not share with non-affiliates so they can market to you.

Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. •The Collaborative Investment Series Trust doesn’t jointly market.

Semi-Annual Shareholder Report | 23

This Page Was Left Blank Intentionally

This Page Was Left Blank Intentionally

This report is provided for the general information of the Fund’s shareholders. It is not authorized for distribution unless preceded or accompanied by an effective prospectus, which contains more complete information about the Fund.

5/23

Investment Advisor

Goose Hollow Capital Management LLC

82 North Summit Street, Suite 2B

Tenafly, NJ 07670

Distributor

ACA Foreside

Three Canal Plaza, Suite 100

Portland, ME 04101

Custodian and Transfer Agent

Citibank, N.A.

388 Greenwich Street

New York, NY 10048

Legal Counsel

Thompson Hine LLP

41 South High Street, Suite 1700

Columbus, OH 43215

Independent Registered Public Accounting Firm

Cohen & Company, Ltd.

342 North Water Street, Suite 830

Milwaukee, WI 53202

Administrator, Accountant and Dividend Disbursing Agent

Citi Fund Services Ohio, Inc.

4400 Easton Commons, Suite 200

Columbus, OH 43219

Retireful, LLC
120 N. Washington, Suite 300
Lansing, MI 48933
1-866-464-6608

www.mohrfunds.com

Semi-Annual
Shareholder Report

Mohr Growth ETF (MOHR)

Mindful Conservative ETF (MFUL)

Adaptive Core ETF (RULE)

Mohr Sector Nav ETF (SNAV)

March 31, 2023

Semi-Annual Shareholder Report | 1

Expense ExamplesMarch 31, 2023 (Unaudited)

As a Fund shareholder, you may incur two types of costs: (1) transaction costs, including commissions on trading, as applicable; and (2) ongoing costs, including advisory fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The expense examples below are based on an investment of $1,000 invested at the beginning of the period and held for the six-month period ending March 31, 2023.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Further, the expenses do not include any brokerage commissions on investors’ purchases or redemptions of Fund shares as described in each Fund’s prospectus. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semi-Annual Shareholder Report | 2

Expense Examples (continued)March 31, 2023 (Unaudited)

		Beginning Account Value 10/1/2022	Ending Account Value 3/31/2023	Expenses Paid During Period(a)	Annualized Expense Ratio
Mohr Growth ETF	Actual	$1,000.00	$993.80	$4.62	0.93%
	Hypothetical	1,000.00	1,020.29	4.68	0.93
Mindful Conservative ETF	Actual	1,000.00	1,010.40	4.71	0.94
	Hypothetical	1,000.00	1,020.24	4.73	0.94
Adaptive Core ETF	Actual	1,000.00	1,000.60	4.84	0.97
	Hypothetical	1,000.00	1,020.09	4.89	0.97
Mohr Sector Nav ETF	Actual	1,000.00	1,006.40	2.86	1.30
	Hypothetical	1,000.00	1,018.45	6.54	1.30

(a) Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 182/365 (the number of days in the most recent fiscal half year divided by the number of days in the fiscal year).

See notes which are an integral part of the Financial Statements.

Semi-Annual Shareholder Report | 3

Portfolio of InvestmentsMarch 31, 2023 (Unaudited)

Mohr Growth ETF

Portfolio of Investments Summary Table	Percentage of Total Investments (%)
Communication Services	1.7
Consumer Discretionary	3.3
Consumer Staples	0.9
Financials	3.0
Health Care	2.2
Industrials	1.0
Information Technology	6.7
Utilities	1.0
Exchange-Traded Funds	80.2
Total	100.0

Portfolio holdings and allocations are subject to change. As of March 31, 2023, percentages in the table above are based on total investments. Such total investments may differ from the percentages set forth in the following Portfolio of Investments which are computed using the Fund’s total net assets.

Portfolio of Investments

Shares		Fair Value ($)
Common Stocks — 14.1%
Communication Services — 1.2%
6,032	Alphabet, Inc., Class C(a)	627,328
4,067	Nexstar Media Group, Inc.	702,208
		1,329,536
Consumer Discretionary — 2.3%
6,855	Airbnb, Inc., Class A(a)	852,762
9,397	DR Horton, Inc.	917,993
4,030	Tesla, Inc.(a)	836,064
		2,606,819
Consumer Staples — 0.7%
15,151	Kroger Co. (The)	748,005
		748,005
Financials — 2.1%
29,279	Cerence, Inc.(a)	822,447
1,521	MSCI, Inc.	851,289
22,801	Synchrony Financial	663,053
		2,336,789
Health Care — 1.6%
2,817	Eli Lilly & Co.	967,414
3,841	Seagen, Inc.(a)	777,687
		1,745,101

See notes which are an integral part of the Financial Statements.

Semi-Annual Shareholder Report | 4

Portfolio of Investments (continued)March 31, 2023 (Unaudited)

Mohr Growth ETF

Shares		Fair Value ($)
Industrials — 0.8%
3,656	FedEx Corp.	835,359
		835,359
Information Technology — 4.7%
16,961	Daqo New Energy Corp., ADR(a)	794,453
72,343	Fastly, Inc., Class A(a)	1,284,812
6,917	Fiserv, Inc.(a)	781,828
69,883	Kratos Defense & Security Solutions, Inc.(a)	942,023
1,421	Monolithic Power Systems, Inc.	711,267
8,632	Okta, Inc.(a)	744,424
		5,258,807
Utilities — 0.7%
18,286	Exelon Corp.	766,001
Total Common Stocks (Cost $15,226,546)		15,626,417

Exchange-Traded Funds — 56.9%
10,141	Invesco S&P MidCap Momentum ETF	765,646
5,685	iShares MSCI USA Momentum Factor ETF	790,442
5,950	iShares Russell Top 200 Growth ETF	826,634
20,942	JPMorgan US Quality Factor ETF	863,439
195	Nuveen ESG Large-Cap Growth ETF	10,869
624,023	SPDR Bloomberg 1-3 Month T-Bill ETF(b)	57,297,792
6,032	Technology Select Sector SPDR Fund ETF	910,892
2,237	Vanguard Information Technology ETF	862,296
3,690	Vanguard Small-Cap Growth ETF	798,553
		63,126,563
Total Exchange-Traded Funds (Cost $62,903,306)		63,126,563

Total Investments — 71.0% (Cost $78,129,852)		78,752,980
Other Assets in Excess of Liabilities — 29.0%		32,139,795
Net Assets — 100.0%		110,892,775

(a) Non-income producing security.

(b) As of March 31, 2023, investment is 51.67% of the Fund’s net assets. See Note 7 in the Notes to Financial Statements.

ADR — American Depositary Receipt

ETF — Exchange-Traded Fund

S&P — Standard and Poor’s

SPDR — Standard & Poor’s Depositary Receipts

See notes which are an integral part of the Financial Statements.

Semi-Annual Shareholder Report | 5

Portfolio of InvestmentsMarch 31, 2023 (Unaudited)

Mindful Conservative ETF

Portfolio of Investments Summary Table	Percentage of Total Investments (%)
Exchange-Traded Funds	100.0
Total	100.0

Portfolio holdings and allocations are subject to change. As of March 31, 2023, percentages in the table above are based on total investments. Such total investments may differ from the percentages set forth in the following Portfolio of Investments which are computed using the Fund’s total net assets.

Portfolio of Investments

Shares		Fair Value ($)
Exchange-Traded Funds — 98.8%
277,085	Goldman Sachs Access Treasury 0-1 Year ETF(a)	27,747,292
56,240	Invesco Balanced Multi-Asset Allocation ETF	836,531
67,834	Invesco Preferred ETF	778,734
20,997	iShares Core Moderate Allocation ETF	836,940
8,139	iShares Core U.S. Aggregate Bond ETF	810,970
6,789	iShares MSCI USA Quality Factor ETF	842,277
7,631	iShares TIPS Bond ETF	841,318
34,639	iShares US Treasury Bond ETF	809,860
302,110	SPDR Bloomberg 1-3 Month T-Bill ETF(b)	27,739,740
21,416	SPDR SSGA Global Allocation ETF	837,070
29,125	SPDR SSGA Multi-Asset Real Return ETF	803,268
10,481	Vanguard Intermediate-Term Bond ETF	804,312
14,059	Vanguard Intermediate-Term Treasury ETF	842,978
12,757	Vanguard Long-Term Treasury ETF	835,711
4,092	Vanguard Mega Cap Growth ETF	836,855
10,619	Vanguard Short-Term Bond ETF	812,247
532,694	WisdomTree Floating Rate Treasury Fund(c)	26,778,527
		93,794,630
Total Exchange-Traded Funds (Cost $93,654,659)		93,794,630

Total Investments — 98.8% (Cost $93,654,659)		93,794,630
Other Assets in Excess of Liabilities — 1.2%		1,114,315
Net Assets — 100.0%		94,908,945

See notes which are an integral part of the Financial Statements.

Semi-Annual Shareholder Report | 6

Portfolio of Investments (continued)March 31, 2023 (Unaudited)

Mindful Conservative ETF

(a) As of March 31, 2023, investment is 29.24% of the Fund’s net assets. See Note 7 in the Notes to Financial Statements.

(b) As of March 31, 2023, investment is 29.23% of the Fund’s net assets. See Note 7 in the Notes to Financial Statements.

(c) As of March 31, 2023, investment is 28.21% of the Fund’s net assets. See Note 7 in the Notes to Financial Statements.

ETF — Exchange-Traded Fund

SPDR — Standard & Poor’s Depositary Receipts

TIPS — Treasury Inflation-Protected Security

See notes which are an integral part of the Financial Statements.

Semi-Annual Shareholder Report | 7

Portfolio of InvestmentsMarch 31, 2023 (Unaudited)

Adaptive Core ETF

Portfolio of Investments Summary Table	Percentage of Total Investments (%)
Consumer Discretionary	1.3
Consumer Staples	1.3
Financials	0.6
Health Care	3.5
Industrials	1.2
Information Technology	0.7
Materials	0.7
Utilities	1.3
Exchange-Traded Funds	89.4
Total	100.0

Portfolio holdings and allocations are subject to change. As of March 31, 2023, percentages in the table above are based on total investments. Such total investments may differ from the percentages set forth in the following Portfolio of Investments which are computed using the Fund’s total net assets.

Portfolio of Investments

Shares		Fair Value ($)
Common Stocks — 7.0%
Consumer Discretionary — 0.8%
554	Chemed Corp.	297,913
2,958	Thor Industries, Inc.	235,575
		533,488
Consumer Staples — 0.9%
2,488	Ingredion, Inc.	253,104
2,029	Procter & Gamble Co. (The)	301,692
		554,796
Financials — 0.4%
2,857	Ensign Group, Inc. (The), 0.23%	272,958
		272,958
Health Care — 2.3%
909	Domino’s Pizza, Inc.	299,852
1,965	Quest Diagnostics, Inc.	278,008
1,064	Stryker Corp.	303,740
890	West Pharmaceutical Services, Inc.	308,358
1,669	Zoetis, Inc.	277,789
		1,467,747

See notes which are an integral part of the Financial Statements.

Semi-Annual Shareholder Report | 8

Portfolio of Investments (continued)March 31, 2023 (Unaudited)

Adaptive Core ETF

Shares		Fair Value ($)
Industrials — 0.8%
2,145	Expeditors International of Washington, Inc.	236,207
8,810	Hilltop Holdings, Inc.	261,393
		497,600
Information Technology — 0.5%
3,596	Microchip Technology, Inc., 1.51%	301,273
		301,273
Materials — 0.5%
6,290	Newmont Corp., 4.49%	308,336
		308,336
Utilities — 0.8%
5,324	New Jersey Resources Corp.	283,237
4,478	NorthWestern Corp.	259,097
		542,334
Total Common Stocks (Cost $4,479,939)		4,478,532

Exchange-Traded Funds — 58.7%
5,176	Consumer Discretionary Select Sector SPDR Fund ETF	774,019
8,086	iShares 0-5 Year TIPS Bond ETF	802,374
22,121	iShares Core Conservative Allocation ETF	773,350
8,347	PIMCO Enhanced Low Duration Active Exchange-Traded Fund	792,005
8,992	ProShares S&P 500 Dividend Aristocrats ETF	820,430
358,595	SPDR Bloomberg 1-3 Month T-Bill ETF(a)	32,926,193
13,300	Vanguard Short-Term Treasury ETF	778,582
		37,666,953
Total Exchange-Traded Funds (Cost $37,557,765)		37,666,953

Total Investments — 65.7% (Cost $42,037,704)		42,145,485
Other Assets in Excess of Liabilities — 34.3%		22,009,651
Net Assets — 100.0%		64,155,136

(a) As of March 31, 2023, investment is 51.32% of the Fund’s net assets. See Note 7 in the Notes to Financial Statements.

ETF — Exchange-Traded Fund

S&P — Standard and Poor’s

SPDR — Standard & Poor’s Depositary Receipts

TIPS — Treasury Inflation-Protected Security

See notes which are an integral part of the Financial Statements.

Semi-Annual Shareholder Report | 9

Portfolio of InvestmentsMarch 31, 2023 (Unaudited)

Mohr Sector Nav ETF

Portfolio of Investments Summary Table	Percentage of Fair Value (%)
Exchange-Traded Funds	100.0
Total	100.0

Portfolio holdings and allocations are subject to change. As of March 31, 2023, percentages in the table above are based on total investments. Such total investments may differ from the percentages set forth in the following Portfolio of Investments which are computed using the Fund’s total net assets.

Portfolio of Investments

Shares		Fair Value ($)
Exchange-Traded Funds — 98.6%
27,740	Energy Select Sector SPDR Fund ETF	2,297,704
23,746	Industrial Select Sector SPDR Fund ETF	2,402,620
30,667	Materials Select Sector SPDR Fund ETF	2,473,600
23,040	SPDR S&P 500 ETF Trust(a)	9,432,347
18,312	Technology Select Sector SPDR Fund ETF	2,765,295
9,317	Vanguard Consumer Discretionary ETF	2,353,008
11,518	Vanguard Consumer Staples ETF	2,228,963
7,080	Vanguard Information Technology ETF	2,729,128
		26,682,665
Total Exchange-Traded Funds (Cost $25,923,274)		26,682,665

Total Investments — 98.6% (Cost $25,923,274)		26,682,665
Other Assets in Excess of Liabilities — 1.4%		365,220
Net Assets — 100.0%		27,047,885

(a) As of March 31, 2023, investment is 34.87% of the Fund’s net assets. See Note 7 in the Notes to Financial Statements.

ETF — Exchange-Traded Fund

S&P — Standard and Poor’s

SPDR — Standard & Poor’s Depositary Receipts

See notes which are an integral part of the Financial Statements.

Semi-Annual Shareholder Report | 10

Statements of Assets and LiabilitiesMarch 31, 2023 (Unaudited)

	Mohr Growth ETF	Mindful Conservative ETF	Adaptive Core ETF
Assets:
Investments, at value (Cost $78,129,852, $93,654,659, and $42,037,704)	$78,752,980	$93,794,630	$42,145,485
Cash	32,230,071	1,187,922	22,058,928
Dividends and interest receivable	1,421	—	4,658
Receivable for investments sold	855,367	—	—
Prepaid expenses and other assets	9,091	11,693	7,346
Total Assets	111,848,930	94,994,245	64,216,417
Liabilities:
Payable for investments purchased	859,422	—	—
Accrued expenses:
24F-2 fees	300	475	253
Advisory	66,346	56,359	38,347
Administration	10,859	9,662	6,334
Compliance services	1	1	1
Custodian	197	100	358
Fund accounting	6,913	5,903	4,136
Legal and audit	7,819	9,089	9,120
Printing	473	582	605
Trustee	3,825	3,129	2,127
Total Liabilities	956,155	85,300	61,281
Net Assets	$110,892,775	$94,908,945	$64,155,136
Net Assets consist of:
Paid-in Capital	$126,708,101	$97,826,180	$72,562,308
Total Distributable Earnings (Accumulated Deficit)	(15,815,326)	(2,917,235)	(8,407,172)
Net Assets	$110,892,775	$94,908,945	$64,155,136

Net Assets:	$110,892,775	$94,908,945	$64,155,136
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value):	5,700,000	4,400,000	3,300,000
Net Asset Value (offering and redemption price per share):	$19.45	$21.57	$19.44

See notes which are an integral part of the Financial Statements.

Semi-Annual Shareholder Report | 11

Statements of Assets and Liabilities (continued)March 31, 2023 (Unaudited)

Mohr Sector Nav ETF
Assets:
Investments, at value (Cost $25,923,274)	$26,682,665
Cash	355,428
Dividends and interest receivable	26,556
Prepaid expenses and other assets	4,370
Total Assets	27,069,019
Liabilities:
Accrued expenses:
24F-2 fees	228
Advisory	13,511
Administration	2,316
Compliance services	421
Custodian	526
Fund accounting	1,957
Legal and audit	1,080
Trustee	1,095
Total Liabilities	21,134
Net Assets	$27,047,885
Net Assets consist of:
Paid-in Capital	$26,593,222
Total Distributable Earnings (Accumulated Deficit)	454,663
Net Assets	$27,047,885

Net Assets:	$27,047,885
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value):	1,075,000
Net Asset Value (offering and redemption price per share):	$25.16

See notes which are an integral part of the Financial Statements.

Semi-Annual Shareholder Report | 12

Statements of OperationsMarch 31, 2023 (Unaudited)

	Mohr Growth ETF	Mindful Conservative ETF	Adaptive Core ETF
Investment Income:
Dividend income	$1,034,193	$1,622,638	$599,304
Total Investment Income	1,034,193	1,622,638	599,304
Expenses:
Advisory	419,562	331,834	241,294
Administration	71,925	56,886	41,365
Compliance services	4,501	4,501	4,501
Custodian	73	441	296
Fund accounting	25,424	22,156	19,730
Legal and audit	14,470	11,423	11,423
Printing	1,868	1,839	1,841
Treasurer	3,000	2,375	2,250
Trustee	7,225	6,530	5,127
Other	8,647	7,922	7,606
Total Net Expenses	556,695	445,907	335,433
Net Investment Income (Loss)	477,498	1,176,731	263,871
Realized and Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from investment transactions	(2,884,554)	(369,816)	(958,712)
Net realized gains (losses) from in-kind transactions	(59,846)	(14,066)	(8,953)
Change in unrealized appreciation (depreciation) on investments	1,686,878	178,271	746,512
Net Realized and Unrealized Gains (Losses) from Investments:	(1,257,522)	(205,611)	(221,153)
Change in Net Assets Resulting From Operations	$(780,024)	$971,120	$42,718

See notes which are an integral part of the Financial Statements.

Semi-Annual Shareholder Report | 13

Statements of Operations (continued)March 31, 2023 (Unaudited)

Mohr Sector Nav ETF(a)
Investment Income:
Dividend income	$93,842
Total Investment Income	93,842
Expenses:
Advisory	31,207
Administration	5,350
Compliance services	1,921
Custodian	526
Fund accounting	4,647
Legal and audit	9,239
Printing	1,879
Treasurer	675
Trustee	1,095
Other	2,393
Total Net Expenses	58,932
Net Investment Income (Loss)	34,910
Realized and Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from investment transactions	(523,670)
Net realized gains (losses) from in-kind transactions	184,032
Change in unrealized appreciation (depreciation) on investments	759,391
Net Realized and Unrealized Gains (Losses) from Investments:	419,753
Change in Net Assets Resulting From Operations	$454,663

(a) For the period from the commencement of operations on January 10, 2023 through March 31, 2023.

See notes which are an integral part of the Financial Statements.

Semi-Annual Shareholder Report | 14

Statements of Changes in Net Assets

	Mohr Growth ETF		Mindful Conservative ETF
	Six Months Ended March 31, 2023 (Unaudited)	For the period November 2, 2021(a) through September 30, 2022	Six Months Ended March 31, 2023 (Unaudited)	For the period November 2, 2021(a) through September 30, 2022
From Investment Activities:
Operations:
Net investment income (loss)	$477,498	$(208,708)	$1,176,731	$(180,410)
Net realized gains (losses) from investment and in-kind transactions	(2,944,400)	(13,790,847)	(383,882)	(3,393,924)
Change in unrealized appreciation (depreciation) on investments	1,686,878	(1,063,750)	178,271	(38,300)
Change in net assets resulting from operations	(780,024)	(15,063,305)	971,120	(3,612,634)
Distributions to Shareholders From:
Earnings	—	—	(284,819)	—
Change in net assets from distributions	—	—	(284,819)	—
Capital Transactions:
Proceeds from shares issued	26,884,002	138,969,589	29,006,264	108,012,107
Cost of shares redeemed	(34,131,242)	(4,986,245)	(30,595,221)	(8,587,872)
Change in net assets from capital transactions	(7,247,240)	133,983,344	(1,588,957)	99,424,235
Change in net assets	(8,027,264)	118,920,039	(902,656)	95,811,601
Net Assets:
Beginning of period	118,920,039	—	95,811,601	—
End of period	$110,892,775	$118,920,039	$94,908,945	$95,811,601
Share Transactions:
Issued	1,375,000	6,325,000	1,350,000	4,875,000
Redeemed	(1,750,000)	(250,000)	(1,425,000)	(400,000)
Change in shares	(375,000)	6,075,000	(75,000)	4,475,000

(a) Commencement of operations.

See notes which are an integral part of the Financial Statements.

Semi-Annual Shareholder Report | 15

Statements of Changes in Net Assets (continued)March 31, 2023 (Unaudited)

	Adaptive Core ETF		Mohr Sector Nav ETF
	Six Months Ended March 31, 2023 (Unaudited)	For the period November 2, 2021(a) through September 30, 2022	For the period January 10, 2023(a) through March 31, 2023 (Unaudited)
From Investment Activities:
Operations:
Net investment income (loss)	$263,871	$(72,570)	$34,910
Net realized gains (losses) from investment and in-kind transactions	(967,665)	(7,746,415)	(339,638)
Change in unrealized appreciation (depreciation) on investments	746,512	(638,731)	759,391
Change in net assets resulting from operations	42,718	(8,457,716)	454,663
Distributions to Shareholders From:
Earnings	(5,848)	—	—
Change in net assets from distributions	(5,848)	—	—
Capital Transactions:
Proceeds from shares issued	19,046,170	84,467,679	31,108,039
Cost of shares redeemed	(24,391,218)	(6,546,649)	(4,514,817)
Change in net assets from capital transactions	(5,345,048)	77,921,030	26,593,222
Change in net assets	(5,308,178)	69,463,314	27,047,885
Net Assets:
Beginning of period	69,463,314	—	—
End of period	$64,155,136	$69,463,314	$27,047,885
Share Transactions:
Issued	975,000	3,900,000	1,250,000
Redeemed	(1,250,000)	(325,000)	(175,000)
Change in shares	(275,000)	3,575,000	1,075,000

(a) Commencement of operations.

See notes which are an integral part of the Financial Statements.

Semi-Annual Shareholder Report | 16

Financial Highlights

Mohr Growth ETF	Six Months Ended March 31, 2023 (Unaudited)	November 2, 2021(a) through September 30, 2022
Net Asset Value, Beginning of Period	$19.58	$25.00

Net Investment Income (Loss)(b)	0.08	(0.08)
Net Realized and Unrealized Gains (Losses) on Investments	(0.21)	(5.34)
Total from Investment Activities	(0.13)	(5.42)

Distributions from Net Investment Income	—	—
Distributions from Net Realized Gains on Investments	—	—
Total Distributions	—	—

Net Asset Value, End of Period	$19.45	$19.58
Net Assets at End of Period (000’s)	$110,893	$118,920

Total Return at NAV(c)(d)	(0.62)%	(21.70)%
Total Return at Market(d)(e)	(0.66)%	(21.68)%

Ratio of Operating Expenses to Average Net Assets(f)(g)	0.93%	1.02%
Ratio of Net Investment Income (Loss) to Average Net Assets(f)(h)	0.80%	(0.40)%
Portfolio Turnover(d)(i)	50%	1,223%

(a) Commencement of operations.

(b) Calculated based on average shares method.

(c) Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at net asset value. This percentage is not an indication of the performance of a shareholder’s investment in the Fund based on market value due to differences between the market price of the shares and the net asset value per share of the Fund.

(d) Not annualized for periods less than one year.

(e) Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at market value. Market value is determined by the composite closing price. Composite closing security price is defined as the last reported sale price from any primary listing market (e.g., Cboe BZX) or participating regional exchanges or markets. The composite closing price is the last reported sale price from any of the eligible sources, regardless of volume and not an average price and may have occurred on a date prior to the close of the reporting period. Market value may be greater or less than net asset value, depending on the Fund’s closing price on the listing market.

(f) Annualized for periods less than one year.

(g) Excludes expenses of the investment companies in which the Fund invests.

(h) Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests. The ratio does not include net investment income of the underlying investment companies.

(i) Excludes the impact of in-kind transactions.

See notes which are an integral part of the Financial Statements.

Semi-Annual Shareholder Report | 17

Financial Highlights (continued)

Mindful Conservative ETF	Six Months Ended March 31, 2023 (Unaudited)	November 2, 2021(a) through September 30, 2022
Net Asset Value, Beginning of Period	$21.41	$25.00

Net Investment Income (Loss)(b)	0.27	(0.09)
Net Realized and Unrealized Gains (Losses) on Investments	(0.05)	(3.50)
Total from Investment Activities	0.22	(3.59)

Distributions from Net Investment Income	(0.06)	—
Distributions from Net Realized Gains on Investments	—	—
Total Distributions	(0.06)	—

Net Asset Value, End of Period	$21.57	$21.41
Net Assets at End of Period (000’s)	$94,909	$95,812

Total Return at NAV(c)(d)	1.04%	(14.36)%
Total Return at Market(d)(e)	0.90%	(14.32)%

Ratio of Operating Expenses to Average Net Assets(f)(g)	0.94%	1.05%
Ratio of Net Investment Income (Loss) to Average Net Assets(f)(h)	2.48%	(0.47)%
Portfolio Turnover(d)(i)	36%	665%

(a) Commencement of operations.

(b) Calculated based on average shares method.

(c) Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at net asset value. This percentage is not an indication of the performance of a shareholder’s investment in the Fund based on market value due to differences between the market price of the shares and the net asset value per share of the Fund.

(d) Not annualized for periods less than one year.

(e) Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at market value. Market value is determined by the composite closing price. Composite closing security price is defined as the last reported sale price from any primary listing market (e.g., Cboe BZX) or participating regional exchanges or markets. The composite closing price is the last reported sale price from any of the eligible sources, regardless of volume and not an average price and may have occurred on a date prior to the close of the reporting period. Market value may be greater or less than net asset value, depending on the Fund’s closing price on the listing market.

(f) Annualized for periods less than one year.

(g) Excludes expenses of the investment companies in which the Fund invests.

(h) Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests. The ratio does not include net investment income of the underlying investment companies.

(i) Excludes the impact of in-kind transactions.

See notes which are an integral part of the Financial Statements.

Semi-Annual Shareholder Report | 18

Financial Highlights (continued)

Adaptive Core ETF	Six Months Ended March 31, 2023 (Unaudited)		November 2, 2021(a) through September 30, 2022
Net Asset Value, Beginning of Period	$19.43		$25.00

Net Investment Income (Loss)(b)	0.07		(0.04)
Net Realized and Unrealized Gains (Losses) on Investments	(0.06)		(5.53)
Total from Investment Activities	0.01		(5.57)

Distributions from Net Investment Income	0.00	(c)	—
Distributions from Net Realized Gains on Investments	—		—
Total Distributions	0.00		—

Net Asset Value, End of Period	$19.44		$19.43
Net Assets at End of Period (000’s)	$64,155		$69,463

Total Return at NAV(d)(e)	0.06%		(22.28)%
Total Return at Market(e)(f)	0.06%		(22.28)%

Ratio of Operating Expenses to Average Net Assets(g)(h)	0.97%		1.09%
Ratio of Net Investment Income (Loss) to Average Net Assets(g)(i)	0.77%		(0.23)%
Portfolio Turnover(e)(j)	45%		1,180%

(a) Commencement of operations.

(b) Calculated based on average shares method.

(c) Amount is less than $0.005.

(d) Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at net asset value. This percentage is not an indication of the performance of a shareholder’s investment in the Fund based on market value due to differences between the market price of the shares and the net asset value per share of the Fund.

(e) Not annualized for periods less than one year.

(f) Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at market value. Market value is determined by the composite closing price. Composite closing security price is defined as the last reported sale price from any primary listing market (e.g., Cboe BZX) or participating regional exchanges or markets. The composite closing price is the last reported sale price from any of the eligible sources, regardless of volume and not an average price and may have occurred on a date prior to the close of the reporting period. Market value may be greater or less than net asset value, depending on the Fund’s closing price on the listing market.

(g) Annualized for periods less than one year.

(h) Excludes expenses of the investment companies in which the Fund invests.

(i) Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests. The ratio does not include net investment income of the underlying investment companies.

(j) Excludes the impact of in-kind transactions.

See notes which are an integral part of the Financial Statements.

Semi-Annual Shareholder Report | 19

Financial Highlights (continued)

Mohr Sector Nav ETF	January 10, 2023(a) through March 31, 2023 (Unaudited)
Net Asset Value, Beginning of Period	$25.00

Net Investment Income (Loss)(b)	0.04
Net Realized and Unrealized Gains (Losses) on Investments	0.12
Total from Investment Activities	0.16

Distributions from Net Investment Income	—
Distributions from Net Realized Gains on Investments	—
Total Distributions	—

Net Asset Value, End of Period	$25.16
Net Assets at End of Period (000’s)	$27,048

Total Return at NAV(c)(d)	0.64%
Total Return at Market(d)(e)	0.64%

Ratio of Operating Expenses to Average Net Assets(f)(g)	1.30%
Ratio of Net Investment Income (Loss) to Average Net Assets(f)(h)	0.77%
Portfolio Turnover(d)(i)	201%

(a) Commencement of operations.

(b) Calculated based on average shares method.

(c) Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at net asset value. This percentage is not an indication of the performance of a shareholder’s investment in the Fund based on market value due to differences between the market price of the shares and the net asset value per share of the Fund.

(d) Not annualized for periods less than one year.

(e) Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at market value. Market value is determined by the composite closing price. Composite closing security price is defined as the last reported sale price from any primary listing market (e.g., Cboe BZX) or participating regional exchanges or markets. The composite closing price is the last reported sale price from any of the eligible sources, regardless of volume and not an average price and may have occurred on a date prior to the close of the reporting period. Market value may be greater or less than net asset value, depending on the Fund’s closing price on the listing market.

(f) Annualized for periods less than one year.

(g) Excludes expenses of the investment companies in which the Fund invests.

(h) Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests. The ratio does not include net investment income of the underlying

(i) Excludes the impact of in-kind transactions.

Semi-Annual Shareholder Report | 20

Notes to Financial StatementsMarch 31, 2023 (Unaudited)

(1) Organization

Collaborative Investment Series Trust (the “Trust”) was organized on July 26, 2017 as a Delaware statutory trust. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end management investment company and thus is determined to be an investment company for accounting purposes. The Trust is comprised of several funds and is authorized to issue an unlimited number of shares of beneficial interest (“Shares”) in one or more series representing interests in separate portfolios of securities. The accompanying financial statements are those of Mohr Growth ETF, Mindful Conservative ETF, Adaptive Core ETF, and Mohr Sector Nav ETF (each a “Fund” and collectively, the “Funds”). The Funds are diversified actively-managed exchange-traded funds. The Funds’ prospectus provides a description of the Funds’ investment objectives, policies, and strategies. The assets of the Funds are segregated and a shareholder’s interest is limited to the Fund in which shares are held. The Mohr Sector Nav ETF commenced operations on January 10, 2023.

Under the Trust’s organizational documents, its officers and Board of Trustees (the “Board”) are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Trust may enter into contracts with vendors and others that provide for general indemnifications. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust. However, based on experience, the Trust expects that risk of loss to be remote.

(2) Significant Accounting Policies

Shares of the Funds are listed and traded on the Cboe BZX Exchange, Inc. (“Cboe”). Market prices for the Shares may be different from their net asset value (“NAV”). The Funds issue and redeem Shares on a continuous basis at NAV only in large blocks of Shares, currently 25,000 Shares, called Creation Units (“Creation Units”). Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, Shares generally trade in the secondary market at market prices that change throughout the day in amounts less than a Creation Unit. Shares of each Fund may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with ACA Foreside (the “Distributor”). Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the shares directly from the Funds.

Semi-Annual Shareholder Report | 21

Notes to Financial Statements (continued)March 31, 2023 (Unaudited)

The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies”. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

A. Investment Valuations

The Funds hold investments at fair value. Fair value is defined as the price that would be expected to be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques used to determine fair value are further described below.

Security values are ordinarily obtained through the use of independent pricing services in accordance with Rule 2a-5 under the 1940 Act pursuant to procedures adopted by the Board. Pursuant to these procedures, the Funds may use a pricing service, bank, or broker-dealer experienced in such matters to value the Funds’ securities. When reliable market quotations are not readily available for any security, the fair value of that security will be determined by a committee established by the Board in accordance with Rule 2a-5 under the 1940 Act pursuant to procedures adopted by the Board. The fair valuation process is designed to value the subject security at the price the Funds would reasonably expect to receive upon its current sale. Additional consideration is given to securities that have experienced a decrease in the volume or level of activity or to circumstances that indicate that a transaction is not orderly.

The Trust uses a three-tier fair value hierarchy that is dependent upon the various “inputs” used to determine the value of the Funds’ investments. The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. These inputs are summarized in the three broad levels listed below:

• Level 1 - Quoted prices in active markets for identical assets that the Funds have the ability to access.

• Level 2 - Other observable pricing inputs at the measurement date (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

• Level 3 - Significant unobservable pricing inputs at the measurement date (including the Funds’ own assumptions in determining the fair value of investments).

Semi-Annual Shareholder Report | 22

Notes to Financial Statements (continued)March 31, 2023 (Unaudited)

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

Common stocks and exchange-traded funds (“ETFs”) traded on a recognized securities exchange are valued at that day’s last traded price or official closing price, as applicable, on the exchange where the fund is primarily traded. Funds traded on a recognized exchange for which there were no sales on that day may be valued at the last traded price. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy.

The Funds did not hold any Level 2 or Level 3 investments as of March 31, 2023.

The following table summarizes the Funds’ investments, based on their valuation inputs, as of March 31, 2023, while the breakdown, by category, of investments is disclosed in the Portfolio of Investments for the Funds:

	Level 1	Total Investments
Mohr Growth ETF
Common Stocks(a)	$15,626,417	$15,626,417
Exchange-Traded Funds	63,126,563	63,126,563
Total Investments	$78,752,980	$78,752,980

Mindful Conservative ETF
Exchange-Traded Funds	$93,794,630	$93,794,630
Total Investments	$93,794,630	$93,794,630

Adaptive Core ETF
Common Stocks(a)	$4,478,532	$4,478,532
Exchange-Traded Funds	37,666,953	37,666,953
Total Investments	$42,145,485	$42,145,485

Mohr Sector Nav ETF
Exchange-Traded Funds	$26,682,665	$26,682,665
Total Investments	$26,682,665	$26,682,665

(a) Please see the Portfolio of Investments for industry classifications.

B. Security Transactions and Related Income

Investment transactions are accounted for no later than the first calculation of the NAV on the business day following the trade date. For financial reporting purposes, however, security transactions are accounted for on the trade date on the last business day of the reporting period. Securities’ gains and losses are calculated on the identified cost basis. Interest income and expenses are accrued daily. Dividends and dividend expense, less foreign tax withholding, if

Semi-Annual Shareholder Report | 23

Notes to Financial Statements (continued)March 31, 2023 (Unaudited)

any, are recorded on the ex-dividend date. Investment income from non-U.S. sources received by the Funds are generally subject to non-U.S. withholding taxes at rates ranging up to 30%. Such withholding taxes may be reduced or eliminated under the terms of applicable U.S. income tax treaties. The Funds may be subject to foreign taxes on gains in investments or currency repatriation. The Funds accrue such taxes, as applicable, based on their current interpretation of tax rules in the foreign markets in which they invest.

The Funds may own shares of ETFs that may invest in real estate investments trusts (“REITs”) which report information on the source of their distributions annually. Distributions received from investments in REITs in excess of income from underlying investments are recorded as realized gain and/or as a reduction to the cost of the ETF.

C. Cash

Idle cash may be swept into various interest-bearing overnight demand deposits and is classified as cash on the Statements of Assets and Liabilities. The Funds maintain cash in bank deposit accounts which, at times, may exceed the United States federally insured limit of $250,000. Amounts swept overnight are available on the next business day.

D. Dividends and Distributions to Shareholders

Distributions are recorded on the ex-dividend date. The Funds intend to distribute to their shareholders net investment income and net realized capital gains, if any, at least annually. The amount of dividends from net investment income and net realized gains is determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., distributions and income received from pass-through investments), such amounts are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification.

The Funds may utilize earnings and profits distributed to shareholders on redemption of shares as part of the dividends paid deduction.

E. Allocation of Expenses

Expenses directly attributable to a fund are charged to that fund. Expenses not directly attributable to a fund are allocated proportionally among all Funds within the Trust in relation to the net assets of each fund or on another reasonable basis.

(3) Investment Advisory and Other Contractual Services

A. Investment Advisory Fees

Retireful, LLC (the “Advisor”), serves as the Funds’ investment advisor pursuant to an investment advisory agreement. Subject at all times to the oversight and

Semi-Annual Shareholder Report | 24

Notes to Financial Statements (continued)March 31, 2023 (Unaudited)

approval of the Board, the Advisor is responsible for the overall management of the Funds. The Funds pay the Advisor a management fee of 0.70% of each Fund’s average daily net assets, calculated daily and paid monthly.

Tuttle Capital Management, LLC (“Tuttle”) serves as subadvisor for the Funds and is paid for its services directly by the Advisor, not the Funds. Tuttle’s contractual fee is 0.15% of Mohr Growth ETF’s, Mindful Conservative ETF’s, and Adaptive Core ETF’s and .08% of Mohr Sector Nav ETF’s average daily net assets.

B. Administration, Custodian, Transfer Agent and Accounting Fees

Citi Fund Services Ohio, Inc. (“Citi”) serves as administrator, fund accountant, and dividend disbursing agent for the Funds pursuant to a Services Agreement. Citibank, N.A. serves as the custodian and transfer agent of the Funds pursuant to a Global Custodial and Agency Services Agreement.

Collaborative Fund Services LLC (“CFS”) provides the Funds with various management and legal administrative services. For these services, the Funds pay CFS an administrative fee that is computed daily and paid monthly, based on the aggregate daily net assets of each Fund and is subject to a minimum monthly fee.

C. Distribution and Shareholder Services Fees

ACA Foreside is the principal underwriter and distributor for the Funds’ Shares. The Distributor is compensated by the Advisor in accordance with a Distribution Services Agreement between the Advisor and the Distributor.

D. Compliance Services

Beacon Compliance Consulting provides compliance services to the Trust and receives a monthly fee paid by the Funds for these services.

E. Treasurer Fees

The Treasurer of the Trust receives a fee that is calculated monthly using each Fund’s net assets at month-end and is paid by the Funds on a quarterly basis. During the period ended March 31, 2023, the Funds paid a total of $8,300 to the Treasurer.

F. General

Certain trustees and officers of the Trust are officers, directors and/or trustees of the above companies and, except for the Treasurer, receive no compensation from the Funds for their services.

Semi-Annual Shareholder Report | 25

Notes to Financial Statements (continued)March 31, 2023 (Unaudited)

(4) Investment Transactions

Purchases and sales of investments, excluding in-kind transactions and short-term investments, for the period ended March 31, 2023 were as follows:

	Purchases	Sales
Mohr Growth ETF	$52,419,997	$34,208,989
Mindful Conservative ETF	33,012,825	34,228,209
Adaptive Core ETF	25,227,365	16,979,248
Mohr Sector Nav ETF	40,578,822	39,873,350

Purchases and sales of in-kind transactions for the period ended March 31, 2023 were as follows:

	Purchases	Sales
Mohr Growth ETF	$14,027,407	$20,335,458
Mindful Conservative ETF	27,033,864	26,205,830
Adaptive Core ETF	9,773,051	13,659,374
Mohr Sector Nav ETF	30,052,141	4,494,701

There were no purchases or sales of U.S. government securities during the period ended March 31, 2023.

(5) Capital Share Transactions

Shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in shares for each Fund are disclosed in detail on the Statements of Changes in Net Assets.

The consideration for the purchase of Creation Units of a Fund generally consists of the in-kind deposit of a designated basket of securities, which constitutes an optimized representation of the securities of that Fund’s specified universe, and an amount of cash. Investors purchasing and redeeming Creation Units may be charged a transaction fee to cover the transfer and other transactional costs it incurs to issue or redeem Creation Units. The transaction fees for each Fund are listed below:

	Fee for In-Kind and Cash Purchases	Maximum Additional Variable Charge for Cash Purchases(a)
Mohr Growth ETF	$250	2.00%
Mindful Conservative ETF	250	2.00%
Adaptive Core ETF	250	2.00%
Mohr Sector NAV ETF	250	2.00%

(a) As a percentage of the amount invested.

Semi-Annual Shareholder Report | 26

Notes to Financial Statements (continued)March 31, 2023 (Unaudited)

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable on the Statements of Assets and Liabilities.

(6) Investment Risks

ETF Risk

The NAV of a Fund can fluctuate up or down, and you could lose money investing in the Fund if the prices of the securities owned by the Fund decline. In addition, a Fund may be subject to the following risks; (1) the market price of the Fund’s shares may trade above or below its NAV; (2) an active trading market for the Fund’s shares may not develop or be maintained; or (3) trading of the Fund’s shares may be halted if the listing exchange’s officials deem such action appropriate, the shares are delisted from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally.

Market and Geopolitical Risk

The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Funds may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, climate-change and climate-related events, pandemics, epidemics, terrorism, international conflicts, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years, such as terrorist attacks around the world, natural disasters, social and political discord or debt crises and downgrades, among others, may result in market volatility and may have long term effects on both the U.S. and global financial markets. It is difficult to predict when similar events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects. Any such event(s) could have a significant adverse impact on the value and risk profile of the Funds. The coronavirus (COVID-19) global pandemic and the aggressive responses taken by many governments, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines or similar restrictions, as well as the forced or voluntary closure of, or operational changes to, many retail and other businesses, had negative impacts, and in many cases severe negative impacts, on markets worldwide. It is not known how long such impacts, or any future impacts of other significant events described above, will or would last, but there could be a prolonged period of global economic slowdown, which may impact your investment. Therefore, the Funds could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. During a general market downturn, multiple asset classes may be

Semi-Annual Shareholder Report | 27

Notes to Financial Statements (continued)March 31, 2023 (Unaudited)

negatively affected. Changes in market conditions and interest rates can have the same impact on all types of securities and instruments. In times of severe market disruptions, you could lose your entire investment.

(7) Concentration of Investments

As of March 31, 2023, the Mohr Growth ETF’s, Mindful Conservative ETF’s and Adaptive Core ETF’s investment in the SPDR Bloomberg 1-3 Month T-Bill ETF represented 51.67%, 29.23%, and 51.32% of each of the Fund’s net assets, respectively. The financial statements of the SPDR Bloomberg 1-3 Month T-Bill ETF can be found by accessing the Fund’s website at http://www.ssga.com. As of March 31, 2023, the Mindful Conservative ETF’s investment in Goldman Sachs Access Treasury 0-1 Year ETF and WisdomTree Floating Rate Treasury Fund represented 29.24% and 28.21% of the Fund’s net assets, respectively. The financial statements of the Goldman Sachs Access Treasury 0-1 Year ETF can be found by accessing the Fund’s website at http://www.gsam.com and the financial statements of the WisdomTree Floating Rate Treasury Fund can be found by accessing the Fund’s website at http://www.wisdomtree.com. As of March 31, 2023, the Mohr Sector Nav ETF’s investment in SPDR S&P 500 ETF Trust represented 34.87% of the Fund’s net assets, respectively. The financial statements of the SPDR S&P 500 ETF Trust can be found by accessing the fund’s website at http://www.ssga.com.

(8) Subsequent Events

Management of the Funds has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date these financial statements were issued. Based upon this evaluation, no additional disclosures or adjustments were required to the financial statements as of March 31, 2023.

Semi-Annual Shareholder Report | 28

Approval of Management AgreementMarch 31, 2023 (Unaudited)

October 14, 2022 Special Meeting

Retireful, LLC (“Retireful”) - Mohr Sector Nav ETF

Nature, Extent and Quality of Service. The Trustees noted that Retireful had over $800 million in assets under management as of September 1, 2022. The Board discussed the background information of Mr. Mohr, noting his education and financial industry experience. They discussed the adviser’s process and noted the role of Tuttle as the proposed sub-adviser to the Fund. They noted that the adviser would regularly monitor the Fund’s holdings to ensure compliance with its investment limitations, select the investments for Mohr Sector Nav ETF, and provide oversight of Tuttle. The Trustees further noted that there were no material compliance, regulatory or litigation issues reported during the previous two years. The Trustees concluded that they expected that the adviser would provide a high level of service to the Fund and its shareholders.

Performance. The Trustees noted that the backtested performance of the strategy to be used by the adviser for the Fund had outperformed its peer group average, Morningstar category average and index over all periods presented in the report. The Board concluded that the adviser had the potential to provide satisfactory performance for the Fund.

Fees and Expenses. The Trustees noted that the adviser’s annual fee with respect to Mohr Sector Nav ETF Fund was 0.70%, which was below the peer group average. They further observed that the net expense ratio of the Fund was estimated to be 0.98%, which was approximately in line with the peer group average and the Morningstar category average. The Trustees concluded the advisory fee was not unreasonable.

Economies of Scale. The Trustees noted that based on estimated assets over the initial two-year term of the investment advisory agreement, it was premature to make a determination about economies of scale. The Trustees agreed that the uncertainty of fund related expenses, as well as the adviser’s operational expenses, over a two-year period make meaningful negotiation of breakpoints impractical, and they appreciated the adviser’s willingness to discuss future breakpoints as Mohr Sector Nav ETF’s assets increase.

Conclusion. Having requested and received such information from Retireful as the Board believed to be reasonably necessary to evaluate the terms of the investment advisory agreement, and as assisted by the advice of independent counsel, the Board determined that approval of the approval of the advisory agreement was in the best interests of the Fund and its future shareholders.

Semi-Annual Shareholder Report | 29

Additional InformationMarch 31, 2023 (Unaudited)

PORTFOLIO HOLDINGS

The Funds file a complete schedule of investments with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-PORT. The Form N-PORT filing must be made within 60 days of the end of the quarter. These filings are available on the SEC’s web site at http://www.sec.gov. You may also obtain copies by calling the Fund at 1-866-464-6608, free of charge.

PREMIUM/DISCOUNT INFORMATION

The Funds’ website at http://www.mohrfunds.com shows the previous day’s closing NAV and closing market price for the Funds’ ETF Shares. The website also discloses, in the Premium/Discount section, how frequently the Funds’ ETF Shares traded at a premium or discount to NAV (based on closing NAVs and market prices) and the magnitudes of such premiums and discounts.

PROXY VOTING

The Funds’ proxy voting policies, procedures and voting records relating to common stock securities in each Fund’s investment portfolio are available without charge, upon request, by calling the Funds’ toll-free telephone number 1-866-464-6608. The Funds will send this information within three business days of receipt of the request, by first class mail or other means designed to ensure prompt delivery.

The Funds’ proxy information is also available on the SEC’s website at http://www.sec.gov. Information regarding how the Funds voted proxies relating to portfolio securities for the most recent 12-month period ended June 30 is available without charge, upon request by calling 1-866-464-6608 or referring to the SEC’s web site at http://www.sec.gov.

Semi-Annual Shareholder Report | 30

PRIVACY NOTICE
COLLABORATIVE INVESTMENT SERIES TRUST

FACTS	WHAT DOES THE COLLABORATIVE INVESTMENT SERIES TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

•Social Security number and wire transfer instructions

•account transactions and transaction history

•investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?

All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons the Collaborative Investment Series Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Do we share information?	Can you limit sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share

Sem-Annual Shareholder Report | 31

Reasons we can share your personal information:	Do we share information?	Can you limit sharing?
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For our affiliates to market to you	NO	We don’t share
For non-affiliates to market to you	NO	We don’t share
QUESTIONS?	Call 1-800-595-4866

What we do:
How does the Collaborative Investment Series Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law.  These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does the Collaborative Investment Series Trust collect my personal information?

We collect your personal information, for example, when you

•open an account or deposit money

•direct us to buy securities or direct us to sell your securities

•seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

•sharing for affiliates’ everyday business purposes – information about your creditworthiness.

•affiliates from using your information to market to you.

•sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Semi-Annual Shareholder Report | 32

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and non-financial companies. •The Collaborative Investment Series Trust does not share with affiliates.
Non-affiliates

Companies not related by common ownership or control.  They can be financial and non-financial companies.

•The Collaborative Investment Series Trust does not share with non-affiliates so they can market to you.

Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. •The Collaborative Investment Series Trust doesn’t jointly market.

Semi-Annual Shareholder Report | 33

This Page Was Left Blank Intentionally

Investment Advisor
Retireful, Llc
120 N. Washington, Suite 300
Lansing, MI 48933

Investment Subadvisor
Tuttle Capital Management, Llc
155 Lockwood Rd.
Riverside, CT 06878

Distributor
Aca Foreside
Three Canal Plaza, Suite 100
Portland, ME 04101

Custodian and Transfer Agent
Citibank, N.a.
388 Greenwich Street
New York, NY 10048

Legal Counsel
Thompson Hine Llp
41 South High Street, Suite 1700
Columbus, OH 43215

Independent Registered Public Accounting Firm
Cohen & Company, Ltd.
342 North Water Street, Suite 830
Milwaukee, WI 53202

Administrator, Accountant and Dividend Disbursing Agent
Citi Fund Services Ohio, Inc.
4400 Easton Commons, Suite 200
Columbus, OH 43219

This report is provided for the general information of the Funds’ shareholders. It is not authorized for distribution unless preceded or accompanied by an effective prospectus, which contains more complete information about the Funds.

5/23

Rareview Capital LLC
1980 Festival Plaza Drive, Suite 300
Las Vegas, NV 89135
1-888-783-8637

www.rareviewcapital.com

Semi-Annual
Shareholder Report

Rareview Dynamic Fixed Income ETF (RDFI)

Rareview Tax Advantaged Income ETF (RTAI)

Rareview Inflation/Deflation ETF (FLTN)

Rareview Systematic Equity ETF (RSEE)

March 31, 2023

TABLE OF CONTENTS

Semi-Annual Shareholder Report | 1

Expense ExamplesMarch 31, 2023 (Unaudited)

As a Fund shareholder, you may incur two types of costs: (1) transaction costs, including commissions on trading, as applicable; and (2) ongoing costs, including advisory fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The expense examples below are based on an investment of $1,000 invested at the beginning of the period and held for the six-month period ended March 31, 2023.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Further, the expenses do not include any brokerage commissions on investors’ purchases or redemptions of Fund shares as described in each Fund’s prospectus. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semi-Annual Shareholder Report | 2

Expense Examples (continued)March 31, 2023 (Unaudited)

		Beginning Account Value 10/1/2022	Ending Account Value 3/31/2023	Expenses Paid During Period(a)	Annualized Expense Ratio
Rareview Dynamic Fixed Income ETF	Actual	$1,000.00	$1,060.60	$7.65	1.49%
	Hypothetical	1,000.00	1,017.50	7.49	1.49
Rareview Tax Advantaged Income ETF	Actual	1,000.00	1,087.40	6.51	1.25
	Hypothetical	1,000.00	1,018.70	6.29	1.25
Rareview Inflation/ Deflation ETF	Actual	1,000.00	1,001.80	4.54	0.91
	Hypothetical	1,000.00	1,020.39	4.58	0.91
Rareview Systematic Equity ETF	Actual	1,000.00	1,039.00	5.64	1.11
	Hypothetical	1,000.00	1,019.40	5.59	1.11

(a) Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 182/365 (the number of days in the most recent fiscal half year divided by the number of days in the fiscal year).

See notes which are an integral part of the Financial Statements.

Semi-Annual Shareholder Report | 3

Portfolio of InvestmentsMarch 31, 2023 (Unaudited)

Rareview Dynamic Fixed Income ETF

Portfolio of Investments Summary Table	Percentage of Total Investments (%)
Closed End Funds	94.1
Exchange-Traded Fund	2.7
Treasury Bill	3.2
Total	100.0

Portfolio holdings and allocations are subject to change. As of March 31, 2023, percentages in the table above are based on total investments. Such total investments may differ from the percentages set forth in the following Portfolio of Investments which are computed using the Fund’s total net assets.

Portfolio of Investments

Shares		Fair Value ($)
Closed End Funds — 87.5%
1,037,680	Aberdeen Asia-Pacific Income Fund, Inc.	2,760,229
30,904	BlackRock Core Bond Trust	335,000
327,477	BlackRock Credit Allocation Income Trust	3,369,738
181,264	BlackRock Income Trust, Inc.	2,282,114
106,629	BlackRock Municipal Income Trust II	1,144,129
129,948	BlackRock MuniYield Fund, Inc.	1,396,941
110,826	BlackRock MuniYield Quality Fund III, Inc.	1,256,767
90,724	BlackRock MuniYield Quality Fund, Inc.	1,074,172
151,237	Cohen & Steers Tax-Advantaged Preferred Securities & Income Fund	2,702,605
160,846	First Trust Intermediate Duration Preferred & Income Fund	2,538,150
75,641	Invesco Municipal Trust	750,359
139,243	Invesco Quality Municipal Income Trust	1,389,645
390,575	Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.	1,765,399
178,272	Nuveen AMT-Free Municipal Credit Income Fund	2,100,044
120,352	Nuveen AMT-Free Quality Municipal Income Fund	1,338,314
202,643	Nuveen Municipal Credit Income Fund	2,421,584
390,992	Nuveen Preferred & Income Securities Fund	2,525,808
113,285	Nuveen Quality Municipal Income Fund	1,306,176

See notes which are an integral part of the Financial Statements.

Semi-Annual Shareholder Report | 4

Portfolio of Investments (continued)March 31, 2023 (Unaudited)

Rareview Dynamic Fixed Income ETF

Shares		Fair Value ($)
11,711	Nuveen Variable Rate Preferred & Income Fund	185,502
122,528	Putnam Premier Income Trust	436,200
125,350	Western Asset Diversified Income Fund	1,667,155
230,059	Western Asset Emerging Markets Debt Fund, Inc.	1,976,207
		36,722,238
Total Closed End Funds (Cost $39,898,532)		36,722,238

Exchange-Traded Fund — 2.4%
10,956	iShares MBS ETF	1,037,862
Total Exchange-Traded Fund (Cost $1,036,746)		1,037,862

Treasury Bill — 3.0%
1,256,000	United States Treasury Bill, 4.27%, 5/11/2023(a)	1,249,836
Total Treasury Bill (Cost $1,249,504)		1,249,836

Total Investments — 92.9% (Cost $42,184,782)		39,009,936
Other Assets in Excess of Liabilities — 7.1%		2,968,388
Net Assets — 100.0%		$41,978,324

(a) The rate represents the effective yield at March 31, 2023.

AMT — Alternative Minimum Tax

ETF — Exchange-Traded Fund

See notes which are an integral part of the Financial Statements.

Semi-Annual Shareholder Report | 5

Portfolio of InvestmentsMarch 31, 2023 (Unaudited)

Rareview Tax Advantaged Income ETF

Portfolio of Investments Summary Table	Percentage of Total Investments (%)
Closed End Funds	100.0
Total	100.0

Portfolio holdings and allocations are subject to change. As of March 31, 2023, percentages in the table above are based on total investments. Such total investments may differ from the percentages set forth in the following Portfolio of Investments which are computed using the Fund’s total net assets.

Portfolio of Investments

Shares		Fair Value ($)
Closed End Funds — 98.8%
145,905	BlackRock Municipal Income Trust II	1,565,561
256,664	BlackRock MuniYield Fund, Inc.	2,759,138
182,545	BlackRock MuniYield Quality Fund III, Inc.	2,070,060
130,432	BlackRock MuniYield Quality Fund, Inc.	1,544,315
186,784	Invesco Municipal Trust	1,852,897
190,350	Invesco Quality Municipal Income Trust	1,899,693
246,605	Nuveen AMT-Free Municipal Credit Income Fund	2,905,007
80,520	Nuveen AMT-Free Quality Municipal Income Fund	895,383
250,720	Nuveen Municipal Credit Income Fund	2,996,104
242,387	Nuveen Quality Municipal Income Fund	2,794,722
		21,282,880
Total Closed End Funds (Cost $22,129,093)		21,282,880

Total Investments — 98.8% (Cost $22,129,093)		21,282,880
Other Assets in Excess of Liabilities — 1.2%		253,911
Net Assets — 100.0%		$21,536,791

AMT — Alternative Minimum Tax

See notes which are an integral part of the Financial Statements.

Semi-Annual Shareholder Report | 6

Portfolio of InvestmentsMarch 31, 2023 (Unaudited)

Rareview Inflation/Deflation ETF

Portfolio of Investments Summary Table	Percentage of Total Investments (%)
Exchange-Traded Funds	21.6
Options on Futures	0.8
Treasury Bill	7.5
Treasury Notes	70.1
Total	100.0

Portfolio holdings and allocations are subject to change. As of March 31, 2023, percentages in the table above are based on total investments. Such total investments may differ from the percentages set forth in the following Portfolio of Investments which are computed using the Fund’s total net assets.

Portfolio of Investments

Shares		Fair Value ($)
Exchange-Traded Funds — 19.8%
36,717	PIMCO 25+ Year Zero Coupon U.S. Treasury Index Exchange-Traded Fund	3,516,754
10,907	United States Natural Gas Fund, LP	75,695
		3,592,449
Total Exchange-Traded Funds (Cost $3,645,265)		3,592,449

Purchased Options on Futures — 0.7%
Total Purchased Options on Futures (Cost $122,206)		126,100

Treasury Bill — 6.9%
1,262,000	United States Treasury Bill, 4.27%, 5/11/2023(a)	1,255,891
Total Treasury Bill (Cost $1,255,626)		1,255,891

Treasury Notes — 64.3%
5,685,000	United States Treasury Note, 4.13%, 9/30/2027(b)	5,792,926
5,884,000	United States Treasury Note, 3.50%, 2/15/2033(c)	5,894,113
		11,687,039
Total Treasury Notes (Cost $11,318,268)		11,687,039

Total Investments — 91.7% (Cost $16,341,365)		16,661,479
Other Assets in Excess of Liabilities — 8.3%		1,510,440
Net Assets — 100.0%		$18,171,919

See notes which are an integral part of the Financial Statements.

Semi-Annual Shareholder Report | 7

Portfolio of Investments (continued)March 31, 2023 (Unaudited)

Rareview Inflation/Deflation ETF

(a) The rate represents the effective yield at March 31, 2023.

(b) As of March 31, 202, investment is 31.88% of the Fund’s net assets. See Note 7 in the Notes to Financial Statements.

(c) As of March 31, 202, investment is 32.44% of the Fund’s net assets. See Note 7 in the Notes to Financial Statements.

LP — Limited Partnership

Futures Contracts

At March 31, 2023, the Fund’s open futures contracts were as follows:

Futures Contracts Purchased

Description	Number of Contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation (Depreciation) ($)
2 Year US Treasury Note Future	224	6/30/23	45,880,770	46,245,500	364,730
					364,730

Futures Contracts Sold

Description	Number of Contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation (Depreciation) ($)
10 Year US Treasury Note Future	92	6/21/23	10,879,034	11,144,938	(265,904)
					(265,904)

Written Options

Exchange-traded options on futures contracts written as of March 31, 2023 were as follows:

Description	Put/Call	Number of Contracts	Notional Amount (000) ($)(d)	Premiums Received ($)	Strike Price ($)	Expiration Date	Value ($)
3 Month SOFR Options	Call	208	50,960	56,827	98.00	12/15/23	(59,800)
(Total Premiums Received $56,827)							(59,800)

See notes which are an integral part of the Financial Statements.

Semi-Annual Shareholder Report | 8

Portfolio of Investments (continued)March 31, 2023 (Unaudited)

Rareview Inflation/Deflation ETF

Purchased Options

Exchanged-traded options on futures contracts purchased as of March 31, 2023 were as follows:

Description	Put/Call	Number of Contracts	Notional Amount (000) ($)(a)	Strike Price ($)	Expiration Date	Value ($)
3 Month SOFR Options	Call	208	50,440	97.00	12/15/23	126,100
(Total Cost $122,206)						126,100

(a) Notional amount is expressed as the number of contracts multiplied by contract size multiplied by the strike price of the underlying asset.

See notes which are an integral part of the Financial Statements.

Semi-Annual Shareholder Report | 9

Portfolio of InvestmentsMarch 31, 2023 (Unaudited)

Rareview Systematic Equity ETF

Portfolio of Investments Summary Table	Percentage of Total Investments (%)
Domestic Equity Exchange-Traded Funds	60.3
Emerging Markets Exchange-Traded Funds	39.7
Total	100.0

Portfolio holdings and allocations are subject to change. As of March 31, 2023, percentages in the table above are based on total investments. Such total investments may differ from the percentages set forth in the following Portfolio of Investments which are computed using the Fund’s total net assets.

Portfolio of Investments

Shares		Fair Value ($)
Exchange-Traded Funds — 69.0%
164,047	Vanguard FTSE Developed Markets ETF	7,410,003
108,861	Vanguard FTSE Emerging Markets ETF	4,397,984
33,601	Vanguard S&P 500 ETF(a)	12,636,329
27,988	Vanguard Small-Cap ETF	5,305,405
		29,749,721
Total Exchange-Traded Funds (Cost $27,720,200)		29,749,721

Total Investments — 69.0% (Cost $27,720,200)		29,749,721
Other Assets in Excess of Liabilities — 31.0%		13,379,151
Net Assets — 100.0%		$43,128,872

(a) As of March 31, 2023, investment is 29.30% of the Fund’s net assets. See Note 7 in the Notes to Financial Statements.

ETF — Exchange-Traded Fund

FTSE — Financial Times Stock Exchange

S&P — Standard and Poor’s

See notes which are an integral part of the Financial Statements.

Semi-Annual Shareholder Report | 10

Portfolio of Investments (continued)March 31, 2023 (Unaudited)

Rareview Systematic Equity ETF

Futures Contracts

At March 31, 2023, the Fund’s open futures contracts were as follows:

Futures Contracts Purchased

Description	Number of Contracts	Expiration Date	Notional Amount ($)	Value	Unrealized Appreciation (Depreciation) ($)
E-mini S&P 500 Future	55	6/19/23	10,712,453	11,378,813	666,360
MSCI EAFE Index Future	64	6/19/23	6,435,942	6,708,800	272,858
MSCI Emerging Markets Index Future	79	6/19/23	3,870,389	3,932,225	61,836
E-mini Russell 2000 Index Future	54	6/19/23	4,676,494	4,896,450	219,956
					1,221,010

See notes which are an integral part of the Financial Statements.

Semi-Annual Shareholder Report | 11

Statements of Assets and LiabilitiesMarch 31, 2023 (Unaudited)

	Rareview Dynamic Fixed Income ETF	Rareview Tax Advantaged Income ETF
Assets:
Investments, at value (Cost $42,184,782 and $22,129,093)	$39,009,936	$21,282,880
Cash	263,705	71,780
Deposits at brokers for derivative contracts	2,896,924	381,420
Dividends and interest receivable	137,727	—
Prepaid expenses and other assets	3,502	3,167
Total Assets	42,311,794	21,739,247
Liabilities:
Dividends and interest payable	—	171,279
Payable for investments purchased	272,462	—
Accrued expenses:
24F-2 fees	16	144
Advisory	34,167	6,264
Administration	5,988	2,967
Compliance services	1	1
Custodian	1,271	1,574
Fund accounting	7,643	8,335
Legal and audit	8,982	9,332
Printing	1,741	1,898
Trustee	1,199	662
Total Liabilities	333,470	202,456
Net Assets	$41,978,324	$21,536,791
Net Assets consist of:
Paid-in Capital	$53,542,138	$26,353,371
Total Distributable Earnings (Accumulated Deficit)	(11,563,814)	(4,816,580)
Net Assets	$41,978,324	$21,536,791

Net Assets:	$41,978,324	$21,536,791
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value):	1,850,000	1,025,000
Net Asset Value (offering and redemption price per share):	$22.69	$21.01

See notes which are an integral part of the Financial Statements.

Semi-Annual Shareholder Report | 12

Statements of Assets and Liabilities (continued)March 31, 2023 (Unaudited)

	Rareview Inflation/Deflation ETF	Rareview Systematic Equity ETF
Assets:
Investments, at value (Cost $16,341,365 and $27,720,200)	$16,661,479	$29,749,721
Cash	177,885	4,453,803
Deposits at brokers for derivative contracts	1,474,046	8,804,438
Dividends and interest receivable	18,927	—
Receivable for investments sold	56,827	—
Receivable for variation margin on futures contracts	—	267,673
Prepaid expenses and other assets	3,598	3,296
Total Assets	18,392,762	43,278,931
Liabilities:
Payable for investments purchased	122,206	99,491
Payable for variation margin on futures contracts	18,813
Written options at fair value (Premiums received $56,827 and $—)	59,800	—
Accrued expenses:
24F-2 fees	4	71
Advisory	3,643	30,411
Administration	2,411	5,443
Compliance services	1	1
Custodian	85	50
Fund accounting	1,823	3,706
Legal and audit	9,582	7,507
Printing	1,875	1,762
Trustee	600	1,617
Total Liabilities	220,843	150,059
Net Assets	$18,171,919	$43,128,872
Net Assets consist of:
Paid-in Capital	$19,240,788	$42,169,744
Total Distributable Earnings (Accumulated Deficit)	(1,068,869)	959,128
Net Assets	$18,171,919	$43,128,872

Net Assets:	$18,171,919	$43,128,872
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value):	800,000	1,725,000
Net Asset Value (offering and redemption price per share):	$22.71	$25.00

See notes which are an integral part of the Financial Statements.

Semi-Annual Shareholder Report | 13

Statements of OperationsFor the Period Ended March 31, 2023 (Unaudited)

	Rareview Dynamic Fixed Income ETF	Rareview Tax Advantaged Income ETF
Investment Income:
Dividend income	$1,335,589	$451,850
Interest income	50,080	130
Total Investment Income	1,385,669	451,980
Expenses:
Advisory	202,260	73,535
Administration	35,447	16,668
Compliance services	4,501	4,501
Custodian	2,743	1,716
Fund accounting	36,915	38,034
Legal and audit	14,596	14,442
Printing	3,558	2,657
Treasurer	1,350	1,275
Trustee	2,217	1,617
Other	6,983	6,397
Total Expenses before fee reductions	310,570	160,842
Expenses contractually waived and/or reimbursed by the Advisor	—	(38,094)
Total Net Expenses	310,570	122,748
Net Investment Income (Loss)	1,075,099	329,232
Realized and Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from investment and foreign currency transactions	623,941	(735,494)
Net realized gains (losses) from in-kind transactions	39,255	30,251
Net realized gains (losses) from futures transactions	(798,005)	(77,778)
Net realized gains (losses) from written options transactions	(2,219,966)	(670,983)
Change in unrealized appreciation (depreciation) on investments	3,732,690	2,885,237
Change in unrealized appreciation (depreciation) on futures	3,580	(19,634)
Net Realized and Unrealized Gains (Losses) from Investments:	1,381,495	1,411,599
Change in Net Assets Resulting From Operations	$2,456,594	$1,740,831

See notes which are an integral part of the Financial Statements.

Semi-Annual Shareholder Report | 14

Statements of Operations (continued)For the Period Ended March 31, 2023 (Unaudited)

	Rareview Inflation/Deflation ETF	Rareview Systematic Equity ETF
Investment Income:
Dividend income	$10,678	$296,939
Interest income	237,614	45,775
Total Investment Income	248,292	342,714
Expenses:
Advisory	57,881	174,806
Administration	13,479	31,454
Compliance services	4,501	4,501
Custodian	917	1,469
Fund accounting	16,825	18,625
Legal and audit	13,164	15,580
Printing	2,783	2,880
Treasurer	900	1,350
Trustee	1,400	3,217
Other	6,691	6,816
Total Expenses before fee reductions	118,541	260,698
Expenses contractually waived and/or reimbursed by the Advisor	(45,786)	(54,148)
Expenses voluntarily waived by the Administrator	(762)	—
Total Net Expenses	71,993	206,550
Net Investment Income (Loss)	176,299	136,164
Realized and Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from investment transactions	(363,117)	786,382
Net realized gains (losses) from in-kind transactions	—	162,139
Net realized gains (losses) from futures transactions	210,827	(2,096,355)
Net realized gains (losses) from written options transactions	(568,866)	—
Change in unrealized appreciation (depreciation) on investments	583,802	1,239,744
Change in unrealized appreciation (depreciation) on futures	98,826	1,221,010
Change in unrealized appreciation (depreciation) on written options	(2,973)	—
Net Realized and Unrealized Gains (Losses) from Investments:	(41,501)	1,312,920
Change in Net Assets Resulting From Operations	$134,798	$1,449,084

See notes which are an integral part of the Financial Statements.

Semi-Annual Shareholder Report | 15

Statements of Changes in Net Assets

	Rareview Dynamic Fixed Income ETF		Rareview Tax Advantaged Income ETF
	Six Months Ended March 31, 2023 (Unaudited)	Year Ended September 30, 2022	Six Months Ended March 31, 2023 (Unaudited)	Year Ended September 30, 2022
From Investment Activities:
Operations:
Net investment income (loss)	$1,075,099	$2,587,964	$329,232	$625,777
Net realized gains (losses) from investment, in-kind, futures, and written options transactions	(2,354,775)	(6,665,219)	(1,454,004)	(2,753,892)
Change in unrealized appreciation (depreciation) on investments, futures, and written options	3,736,270	(7,322,355)	2,865,603	(3,819,302)
Change in net assets resulting from operations	2,456,594	(11,399,610)	1,740,831	(5,947,417)
Distributions to Shareholders From:
Earnings	(1,056,289)	(4,028,452)	(330,179)	(1,138,829)
Change in net assets from distributions	(1,056,289)	(4,028,452)	(330,179)	(1,138,829)
Capital Transactions:
Proceeds from shares issued	4,996,033	3,430,570	4,894,304	6,969,624
Cost of shares redeemed	(3,351,519)	(16,832,922)	(499,457)	(3,704,339)
Change in net assets from capital transactions	1,644,514	(13,402,352)	4,394,847	3,265,285
Change in net assets	3,044,819	(28,830,414)	5,805,499	(3,820,961)
Net Assets:
Beginning of period	38,933,505	67,763,919	15,731,292	19,552,253
End of period	$41,978,324	$38,933,505	$21,536,791	$15,731,292
Share Transactions:
Issued	225,000	125,000	250,000	250,000
Redeemed	(150,000)	(650,000)	(25,000)	(150,000)
Change in shares	75,000	(525,000)	225,000	100,000

See notes which are an integral part of the Financial Statements.

Semi-Annual Shareholder Report | 16

Statements of Changes in Net Assets (continued)

	Rareview Inflation/ Deflation ETF		Rareview Systematic Equity ETF
	Six Months Ended March 31, 2023 (Unaudited)	For the period January 5, 2022(a) through September 30, 2022	Six Months Ended March 31, 2023 (Unaudited)	For the period January 20, 2022(a) through September 30, 2022
From Investment Activities:
Operations:
Net investment income (loss)	$176,299	$53,600	$136,164	$67,460
Net realized gains (losses) from investment, in-kind, futures, and written options transactions	(721,156)	(822,711)	(1,147,834)	(664,894)
Change in unrealized appreciation (depreciation) on investments, futures, and written options	679,655	(263,688)	2,460,754	789,776
Change in net assets resulting from operations	134,798	(1,032,799)	1,449,084	192,342
Distributions to Shareholders From:
Earnings	(148,112)	(42,306)	(660,229)	—
Change in net assets from distributions	(148,112)	(42,306)	(660,229)	—
Capital Transactions:
Proceeds from shares issued	6,741,939	14,226,263	20,871,401	25,587,615
Cost of shares redeemed	(576,953)	(1,130,911)	(3,683,121)	(628,220)
Change in net assets from capital transactions	6,164,986	13,095,352	17,188,280	24,959,395
Change in net assets	6,151,672	12,020,247	17,977,135	25,151,737
Net Assets:
Beginning of period	12,020,247	—	25,151,737	—
End of period	$18,171,919	$12,020,247	$43,128,872	$25,151,737
Share Transactions:
Issued	300,000	575,000	850,000	1,050,000
Redeemed	(25,000)	(50,000)	(150,000)	(25,000)
Change in shares	275,000	525,000	700,000	1,025,000

(a) Commencement of operations.

See notes which are an integral part of the Financial Statements.

Semi-Annual Shareholder Report | 17

Financial Highlights

Rareview Dynamic Fixed Income ETF	Six Months Ended March 31, 2023 (Unaudited)	Year Ended September 30, 2022	October 20, 2020(a) through September 30, 2021
Net Asset Value, Beginning of Period	$21.93	$29.46	$25.00

Net Investment Income (Loss)	0.58 (b)	0.93 (b)	1.21
Net Realized and Unrealized Gains (Losses) on Investments	0.75	(6.54)	4.32
Total from Investment Activities	1.33	(5.61)	5.53

Distributions from Net Investment Income	(0.57)	(1.26)	(1.07)
Distributions from Net Realized Gains on Investments	—	(0.65)	—
Return of Capital	—	(0.01)	—
Total Distributions	(0.57)	(1.92)	(1.07)

Net Asset Value, End of Period	$22.69	$21.93	$29.46
Net Assets at End of Period (000’s)	$41,978	$38,934	$67,764

Total Return at NAV(c)(d)	6.06%	(20.10)%	22.35%
Total Return at Market(d)(e)	6.01%	(20.16)%	22.63%

Ratio of Net Expenses to Average Net Assets(f)(g)	1.49%	1.47%	1.50%
Ratio of Gross Expenses to Average Net Assets(f)(g)(h)	1.49%	1.38%	1.70%
Ratio of Net Investment Income (Loss) to Average Net Assets(f)(i)	5.15%	3.57%	5.11%
Portfolio Turnover(d)(j)	71%	132%	74%

(a) Commencement of operations.

(b) Calculated based on average shares method.

(c) Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at net asset value. This percentage is not an indication of the performance of a shareholder’s investment in the Fund based on market value due to differences between the market price of the shares and the net asset value per share of the Fund.

(d) Not annualized for periods less than one year.

(e) Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at market value. Market value is determined by the composite closing price. Composite closing security price is defined as the last reported sale price from any primary listing market (e.g., Cboe BZX) or participating regional exchanges or markets. The composite closing price is the last reported sale price from any of the eligible sources, regardless of volume and not an average price and may have occurred on a date prior to the close of the reporting period. Market value may be greater or less than net asset value, depending on the Fund’s closing price on the listing market.

(f) Annualized for periods less than one year.

(g) Excludes expenses of the investment companies in which the Fund invests.

(h) Before fee reductions or recoupment of fees previously reimbursed by the Advisor. If such waivers/reimbursements or recoupment had not occurred, the ratio would have been as indicated.

(i) Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests. The ratio does not include net investment income of the underlying investment companies.

(j) Excludes the impact of in-kind transactions.

See notes which are an integral part of the Financial Statements.

Semi-Annual Shareholder Report | 18

Financial Highlights (continued)

Rareview Tax Advantaged Income ETF	Six Months Ended March 31, 2023 (Unaudited)	Year Ended September 30, 2022	October 20, 2020(a) through September 30, 2021
Net Asset Value, Beginning of Period	$19.66	$27.93	$25.00
Net Investment Income (Loss)	0.34 (b)	0.78 (b)	0.72
Net Realized and Unrealized Gains (Losses) on Investments	1.37	(7.72)	2.88
Total from Investment Activities	1.71	(6.94)	3.60

Distributions from Net Investment Income	(0.36)	(0.76)	(0.67)
Distributions from Net Realized Gains on Investments	—	(0.57)	—
Total Distributions	(0.36)	(1.33)	(0.67)

Net Asset Value, End of Period	$21.01	$19.66	$27.93
Net Assets at End of Period (000’s)	$21,537	$15,731	$19,552

Total Return at NAV(c)(d)	8.74%	(25.86)%	14.49%
Total Return at Market(d)(e)	8.97%	(26.20)%	14.81%

Ratio of Net Expenses to Average Net Assets(f)(g)	1.25%	1.25%	1.25%
Ratio of Gross Expenses to Average Net Assets(f)(g)(h)	1.64%	1.51%	2.03%
Ratio of Net Investment Income (Loss) to Average Net Assets(f)(i)	3.35%	3.20%	2.94%
Portfolio Turnover(d)(j)	28%	65%	78%

(a) Commencement of operations.

(b) Calculated based on average shares method.

(c) Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at net asset value. This percentage is not an indication of the performance of a shareholder’s investment in the Fund based on market value due to differences between the market price of the shares and the net asset value per share of the Fund.

(d) Not annualized for periods less than one year.

(e) Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at market value. Market value is determined by the composite closing price. Composite closing security price is defined as the last reported sale price from any primary listing market (e.g., Cboe BZX) or participating regional exchanges or markets. The composite closing price is the last reported sale price from any of the eligible sources, regardless of volume and not an average price and may have occurred on a date prior to the close of the reporting period. Market value may be greater or less than net asset value, depending on the Fund’s closing price on the listing market.

(f) Annualized for periods less than one year.

(g) Excludes expenses of the investment companies in which the Fund invests.

(h) Before fee reductions or recoupment of fees previously reimbursed by the Advisor. If such waivers/reimbursements or recoupment had not occurred, the ratio would have been as indicated.

(i) Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests. The ratio does not include net investment income of the underlying investment companies.

(j) Excludes the impact of in-kind transactions.

See notes which are an integral part of the Financial Statements.

Semi-Annual Shareholder Report | 19

Financial Highlights (continued)

Rareview Inflation/Deflation ETF	Six Months Ended March 31, 2023 (Unaudited)	January 5, 2022(a) through September 30, 2022
Net Asset Value, Beginning of Period	$22.90	$25.00

Net Investment Income (Loss)(b)	0.25	0.15
Net Realized and Unrealized Gains (Losses) on Investments	(0.22)	(2.14)
Total from Investment Activities	0.03	(1.99)

Distributions from Net Investment Income	(0.22)	(0.11)
Distributions from Net Realized Gains on Investments	—	—
Total Distributions	(0.22)	(0.11)

Net Asset Value, End of Period	$22.71	$22.90
Net Assets at End of Period (000’s)	$18,172	$12,020

Total Return at NAV(c)(d)	0.18%	(8.02)%
Total Return at Market(d)(e)	0.27%	(8.00)%

Ratio of Net Expenses to Average Net Assets(f)(g)	0.91%	0.87% (h)
Ratio of Gross Expenses to Average Net Assets(f)(g)(j)	1.49%	1.92% (i)
Ratio of Net Investment Income (Loss) to Average Net Assets(f)(k)	2.22%	0.84%
Portfolio Turnover(d)(l)	184%	390%

(a) Commencement of operations.

(b) Calculated based on average shares method.

(c) Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at net asset value. This percentage is not an indication of the performance of a shareholder’s investment in the Fund based on market value due to differences between the market price of the shares and the net asset value per share of the Fund.

(d) Not annualized for periods less than one year.

(e) Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at market value. Market value is determined by the composite closing price. Composite closing security price is defined as the last reported sale price from any primary listing market (e.g., Cboe BZX) or participating regional exchanges or markets. The composite closing price is the last reported sale price from any of the eligible sources, regardless of volume and not an average price and may have occurred on a date prior to the close of the reporting period. Market value may be greater or less than net asset value, depending on the Fund’s closing price on the listing market.

(f) Annualized for periods less than one year.

(g) Excludes expenses of the investment companies in which the Fund invests.

(h) The ratio of net expenses to average net assets would have been 0.88% had certain expenses not been voluntarily waived for the period ended September 30, 2022.

(i) The ratio of gross expenses to average net assets would have been 1.93% had certain expenses not been voluntarily waived for the period ended September 30, 2022.

(j) If applicable, certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratio would have been as indicated.

(k) Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests. The ratio does not include net investment income of the underlying investment companies.

(l) Excludes the impact of in-kind transactions.

See notes which are an integral part of the Financial Statements.

Semi-Annual Shareholder Report | 20

Financial Highlights (continued)

Rareview Systematic Equity ETF	Six Months Ended March 31, 2023 (Unaudited)	January 20, 2022(a) through September 30, 2022
Net Asset Value, Beginning of Period	$24.54	$25.00

Net Investment Income (Loss)(b)	0.09	0.11
Net Realized and Unrealized Gains (Losses) on Investments	0.84	(0.57	)(c)
Total from Investment Activities	0.93	(0.46)

Distributions from Net Investment Income	(0.05)	—
Distributions from Net Realized Gains on Investments	(0.42)	—
Total Distributions	(0.47)	—

Net Asset Value, End of Period	$25.00	$24.54
Net Assets at End of Period (000’s)	$43,129	$25,152

Total Return at NAV(d)(e)	3.90%	(1.85)%
Total Return at Market(e)(f)	3.93%	(1.80)%

Ratio of Net Expenses to Average Net Assets(g)(h)	1.12%	0.97%	(i)
Ratio of Gross Expenses to Average Net Assets(g)(h)(k)	1.41%	1.69%	(j)
Ratio of Net Investment Income (Loss) to Average Net Assets(g)(l)	0.74%	0.66%
Portfolio Turnover(e)(m)	88%	237%

(a) Commencement of operations.

(b) Calculated based on average shares method.

(c) Realized and unrealized gains per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not accord with the aggregate gains and losses in the Statements of Operations due to share transactions for the period.

(d) Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at net asset value. This percentage is not an indication of the performance of a shareholder’s investment in the Fund based on market value due to differences between the market price of the shares and the net asset value per share of the Fund.

(e) Not annualized for periods less than one year.

(f) Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at market value. Market value is determined by the composite closing price. Composite closing security price is defined as the last reported sale price from any primary listing market (e.g., Cboe BZX) or participating regional exchanges or markets. The composite closing price is the last reported sale price from any of the eligible sources, regardless of volume and not an average price and may have occurred on a date prior to the close of the reporting period. Market value may be greater or less than net asset value, depending on the Fund’s closing price on the listing market.

(g) Annualized for periods less than one year.

(h) Excludes expenses of the investment companies in which the Fund invests.

(i) The ratio of net expenses to average net assets would have been 0.98% had certain expenses not been voluntarily waived for the period ended September 30, 2022.

(j) The ratio of gross expenses to average net assets would have been 1.70% had certain expenses not been voluntarily waived for the period ended September 30, 2022.

(k) If applicable, certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratio would have been as indicated.

(l) Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests. The ratio does not include net investment income of the underlying investment companies.

(m) Excludes the impact of in-kind transactions.

Semi-Annual Shareholder Report | 21

Notes to Financial StatementsMarch 31, 2023 (Unaudited)

(1) Organization

Collaborative Investment Series Trust (the “Trust”) was organized on July 26, 2017 as a Delaware statutory trust. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end management investment company and thus is determined to be an investment company for accounting purposes. The Trust is comprised of several funds and is authorized to issue an unlimited number of shares of beneficial interest (“Shares”) in one or more series representing interests in separate portfolios of securities. The accompanying financial statements are those of the Rareview Dynamic Fixed Income ETF, Rareview Tax Advantaged Income ETF, Rareview Inflation/Deflation ETF, and Rareview Systematic Equity ETF (each a “Fund” and collectively, the “Funds”). The Funds are diversified actively-managed exchange-traded funds. The Funds’ prospectus provides a description of each Fund’s investment objectives, policies, and strategies. The assets of each Fund are segregated and a shareholder’s interest is limited to the Fund in which shares are held. The Rareview Inflation/Deflation ETF and the Rareview Systematic Equity ETF are commodity pools under the U.S. Commodity Exchange Act and their advisor, Rareview Capital, LLC, is registered as a commodity pool operator with the Commodity Futures Trading Commission.

Under the Trust’s organizational documents, its officers and Board of Trustees (the “Board”) are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Trust may enter into contracts with vendors and others that provide for general indemnifications. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust. However, based on experience, the Trust expects that risk of loss to be remote.

(2) Significant Accounting Policies

Shares of the Funds are listed and traded on the Cboe BZX Exchange, Inc. (“Cboe”). Market prices for the Shares may be different from their net asset value (“NAV”). The Funds issue and redeem Shares on a continuous basis at NAV only in large blocks of Shares, currently 25,000 Shares, called Creation Units (“Creation Units”). Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, Shares generally trade in the secondary market at market prices that change throughout the day in amounts less than a Creation Unit. Shares of each Fund may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with ACA Foreside (the “Distributor”). Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the shares directly from the Funds.

Semi-Annual Shareholder Report | 22

Notes to Financial Statements (continued)March 31, 2023 (Unaudited)

The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies”. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

A. Investment Valuations

The Funds hold investments at fair value. Fair value is defined as the price that would be expected to be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques used to determine fair value are further described below.

Security values are ordinarily obtained through the use of independent pricing services in accordance with Rule 2a-5 under the 1940 Act pursuant to procedures adopted by the Board. Pursuant to these procedures, the Funds may use a pricing service, bank, or broker-dealer experienced in such matters to value the Funds’ securities. When reliable market quotations are not readily available for any security, the fair value of that security will be determined by a committee established by the Board in accordance with Rule 2a-5 under the 1940 Act pursuant to procedures adopted by the Board. The fair valuation process is designed to value the subject security at the price the Funds would reasonably expect to receive upon its current sale. Additional consideration is given to securities that have experienced a decrease in the volume or level of activity or to circumstances that indicate that a transaction is not orderly.

The Trust uses a three-tier fair value hierarchy that is dependent upon the various “inputs” used to determine the value of the Funds’ investments. The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. These inputs are summarized in the three broad levels listed below:

• Level 1 - Quoted prices in active markets for identical assets that the Funds have the ability to access.

• Level 2 - Other observable pricing inputs at the measurement date (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

• Level 3 - Significant unobservable pricing inputs at the measurement date (including the Funds’ own assumptions in determining the fair value of investments).

Semi-Annual Shareholder Report | 23

Notes to Financial Statements (continued)March 31, 2023 (Unaudited)

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

Shares of closed-end funds, unlike those of open-end investment companies, are not redeemable by the Funds on a daily basis. A closed-end fund’s value increases or decreases due to various factors, including but not limited to general market conditions, the market’s confidence in the closed-end fund advisor’s ability to generate desired investment returns, and investor confidence in the closed-end fund’s underlying assets. A closed-end fund’s shares that are traded on an exchange may be bought or sold at a market price that is lower or higher than the per-share value of the closed-end fund’s underlying assets; when this occurs, the shares are considered to be traded at a discount or premium, respectively. Common stocks, closed-end funds and exchange-traded funds (“ETFs”) traded on a recognized securities exchange are valued at that day’s last traded price or official closing price, as applicable, on the exchange where the fund is primarily traded. Funds traded on a recognized exchange for which there were no sales on that day may be valued at the last traded price. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy.

Exchange-traded futures contracts are valued at their settlement price on the exchange on which they are traded and are typically categorized as Level 1 in the fair value hierarchy. Exchange traded options contracts are valued at the closing price or last sale price on the primary instrument for that option as recorded by an approved pricing service and are typically categorized as Level 1 in the fair value hierarchy.

Fixed income securities, including those with a remaining maturity of 60 days or less, are generally categorized as Level 2 securities in the fair value hierarchy.

Most securities listed on a foreign exchange are valued at the last sale price at the close of the exchange on which the security is primarily traded. In certain countries, market maker prices are used since they are the most representative of the daily trading activity. In the case of certain foreign exchanges, the closing price reported by the exchange (which may sometimes be referred to by the exchange or one or more pricing agents as the “official close” or the “official closing price” or other similar term) will be considered the most recent sale price. Securities not traded on a particular day are valued at the mean between the last reported bid and asked quotes or the last sale price where appropriate; otherwise, fair value will be determined in accordance with fair value procedures approved by the Board.

The accounting records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the value of investments, assets and liabilities at the close of each business day. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective

Semi-Annual Shareholder Report | 24

Notes to Financial Statements (continued)March 31, 2023 (Unaudited)

dates of such transactions. The Funds do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

The Funds did not hold any Level 3 investments as of March 31, 2023.

The following table summarizes the Funds’ investments, based on their valuation inputs, as of March 31, 2023, while the breakdown, by category, of investments is disclosed in the Portfolio of Investments for the Funds:

	Level 1	Level 2	Total Investments
Rareview Dynamic Fixed Income ETF
Closed-End Funds	$36,722,238	$—	$36,722,238
Exchange-Traded Fund	1,037,862	—	1,037,862
Treasury Bill	—	1,249,836	1,249,836
Total Investments	$37,760,100	$1,249,836	$39,009,936

Rareview Tax Advantaged Income ETF
Closed-End Funds	$21,282,880	$—	$21,282,880
Total Investments	$21,282,880	$—	$21,282,880

Rareview Inflation/Deflation ETF
Exchange-Traded Funds	$3,592,449	—	$3,592,449
Purchased Options on Futures	126,100	—	126,100
Treasury Bill	—	1,255,891	1,255,891
Treasury Notes	—	11,687,039	11,687,039
Total Investments	$3,718,549	$12,942,930	$16,661,479
Other Financial Instruments(a)
Assets
Futures Contracts	364,730	—	364,730
Liabilities
Futures Contracts	(265,904)	—	(265,904)
Written Options	(59,800)	—	(59,800)
Total Other Financial Instruments	$39,026	$—	$39,026

Semi-Annual Shareholder Report | 25

Notes to Financial Statements (continued)March 31, 2023 (Unaudited)

	Level 1	Level 2	Total Investments
Rareview Systematic Equity ETF
Exchange-Trade Funds	$29,749,721	$—	$29,749,721
Total Investments	$29,749,721	$—	$29,749,721
Other Financial Instruments(a)
Assets
Futures Contracts	1,221,010	—	1,221,010
Total Other Financial Instruments	$1,221,010	$—	$1,221,010

(a) Other financial instruments include derivative instruments, such as futures contracts which are valued at the unrealized appreciation (depreciation) on the instrument and written options, which are valued at fair value.

B. Security Transactions and Related Income

Investment transactions are accounted for no later than the first calculation of the NAV on the business day following the trade date. For financial reporting purposes, however, security transactions are accounted for on the trade date on the last business day of the reporting period. Securities’ gains and losses are calculated on the identified cost basis. Interest income and expenses are accrued daily. Dividends and dividend expense, less foreign tax withholding, if any, are recorded on the ex-dividend date. Investment income from non-U.S. sources received by the Funds are generally subject to non-U.S. withholding taxes at rates ranging up to 30%. Such withholding taxes may be reduced or eliminated under the terms of applicable U.S. income tax treaties. The Funds may be subject to foreign taxes on gains in investments or currency repatriation. The Funds accrue such taxes, as applicable, based on their current interpretation of tax rules in the foreign markets in which they invest.

The Funds may own shares of ETFs that may invest in real estate investments trusts (“REITs”) which report information on the source of their distributions annually. Distributions received from investments in REITs in excess of income from underlying investments are recorded as realized gain and/or as a reduction to the cost of the ETF.

C. Cash

Idle cash may be swept into various interest-bearing overnight demand deposits and is classified as cash on the Statements of Assets and Liabilities. The Funds maintain cash in bank deposit accounts which, at times, may exceed the United States federally insured limit of $250,000. Amounts swept overnight are available on the next business day.

Semi-Annual Shareholder Report | 26

Notes to Financial Statements (continued)March 31, 2023 (Unaudited)

D. Dividends and Distributions to Shareholders

Distributions are recorded on the ex-dividend date. Rareview Dynamic Fixed Income ETF, Rareview Tax Advantaged Income, and Rareview Inflation/Deflation ETF intend to distribute to their shareholders net investment income, if any, at least monthly. Rareview Systematic Equity ETF intends to distribute to its shareholders net investment income, if any, at least semi-annually. The Funds intend to distribute to their shareholders any net realized capital gains, if any, at least annually. The amount of dividends from net investment income and net realized gains is determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., distributions and income received from pass-through investments), such amounts are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification.

The Funds may utilize earnings and profits distributed to shareholders on redemption of shares as part of the dividends paid deduction.

E. Allocation of Expenses

Expenses directly attributable to a Fund are charged to that Fund. Expenses not directly attributable to a Fund are allocated proportionally among all Funds within the Trust in relation to the net assets of each Fund or on another reasonable basis.

F. Short Sales

The Funds may engage in short sales against the box (i.e., where the Funds own or have unconditional rights to acquire at no additional cost a security substantially similar to the security sold short) for hedging purposes to limit exposure to a possible market decline in the value of their portfolio securities. In a short sale, the Funds sell a borrowed security and have a corresponding obligation to the lender to return the identical security. The Funds may also incur dividend and interest expense on securities sold short. When the Funds engage in a short sale, the Funds record a liability for securities sold short and record an asset equal to the proceeds received. The amount of the liability is subsequently marked to market to reflect the market value of the securities sold short. To borrow the security, the Funds also may be required to pay a premium, which would increase the cost of the security sold. There were no open short positions as of March 31, 2023.

G. Derivative Instruments:

All open derivative positions at period end are reflected on each Fund’s Portfolio of Investments. The following is a description of the derivative instruments utilized by the Funds, including the primary underlying risk exposure related to each instrument type.

Semi-Annual Shareholder Report | 27

Notes to Financial Statements (continued)March 31, 2023 (Unaudited)

Futures Contracts:

The Funds may enter into futures contracts for the purpose of hedging existing portfolio securities or securities they intend to purchase against fluctuations in fair value caused by changes in prevailing market interest conditions. Upon entering into futures contracts, the Funds are required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Subsequent payments, known as “variation margin”, are made or received each day, depending on the daily fluctuations in the fair value of the underlying security. The Funds recognize an unrealized gain or loss equal to the daily variation margin. Should market conditions move unexpectedly, the Funds may not achieve the anticipated benefits of the futures contracts and may realize a loss. Futures contracts involve, to varying degrees, elements of market risk (generally equity price risk related to stock futures, interest rate risk related to bond futures, and foreign currency risk related to currency futures) and exposure to loss in excess of the amounts reflected on the Statements of Assets and Liabilities as variation margin. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Funds and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. The gross notional amount of futures contracts outstanding as of March 31, 2023, and the monthly average notional amount for these contracts for the period ended March 31, 2023 were as follows:

	Outstanding Notional Amount		Monthly Average Notional Amount
Futures Contracts:	Long	Short	Long	Short
Rareview Dynamic Fixed Income ETF	$—	$—	$14,557,978(a)	$10,890,836(b)
Rareview Tax Advantaged Income ETF	—	—	—	8,304,420(c)
Rareview Inflation/Deflation ETF	49,482,789	10,879,034	75,012,672(d)	35,391,995(e)
Rareview Systematic Equity ETF	30,269,304	4,144,294	21,138,142(f)	10,657,907(g)

(a) For the period when the Fund held long futures contracts from December 1, 2022 through December 31, 2022 and February 1, 2023 through February 28, 2023.

(b) For the period when the Fund held short futures contracts from December 1, 2022 through December 31, 2022 and February 1, 2023 through February 28, 2023.

(c) For the period when the Fund held short futures contracts from October 1, 2022 through October 31, 2022.

(d) For the period when the Fund held long futures contracts from October 1, 2022 through March 31, 2023.

(e) For the period when the Fund held short futures contracts from October 1, 2022 through November 30, 2023 and January 1, 2023 through March 31, 2023.

(f) For the period when the Fund held long futures contracts from October 1, 2022 through March 31, 2023.

(g) For the period when the Fund held short futures contracts from October 1, 2022 through December 31, 2022 and March 1, 2023 through March 31, 2023.

Semi-Annual Shareholder Report | 28

Notes to Financial Statements (continued)March 31, 2023 (Unaudited)

Options Contracts:

Purchased Options Contracts – The Funds pay a premium which is included in “Investments, at value” on the Statements of Assets and Liabilities and marked to market to reflect the current value of the option. Premiums paid for purchasing options that expire are treated as realized losses. When a put option is exercised or closed, premiums paid for purchasing options are offset against proceeds to determine the realized gain/loss on the transaction. The Funds bear the risk of loss of the premium and change in value should the counterparty not perform under the contract.

Written Options Contracts – The Funds receive a premium which is recorded as a liability and is subsequently adjusted to the current value of the options written. Premiums received from writing options that expire are treated as realized gains. Premiums received from writing options that are either exercised or closed are offset against the proceeds received or the amount paid on the transaction to determine realized gains or losses. The risk associated with writing an option is that the Funds bear the market risk of an unfavorable change in the price of an underlying asset and are required to buy or sell an underlying asset under the contractual terms of the option at a price different from the current value. As of March 31, 2023, the Funds hold deposits at brokers for written options collateral, which is reported on the Statements of Assets and Liabilities.

The gross notional amount of purchased and written options outstanding as of March 31, 2023, and the monthly average notional amount for these contracts for the period ended March 31, 2023 were as follows:

	Outstanding Notional Amount	Monthly Average Notional Amount
Purchased Options Contracts:
Rareview Dynamic Fixed Income ETF	$—	$2,969,686,250(a)
Rareview Tax Advantaged Income ETF	—	709,507,500(b)
Rareview Inflation/Deflation ETF	1,231,165,825	1,052,825,294(c)

	Outstanding Notional Amount	Monthly Average Notional Amount
Written Options Contracts:
Rareview Inflation/Deflation ETF	1,263,852,781	1,263,852,781(d)

(a) For the period when the Fund held purchased options contracts from November 1, 2022 through November 31, 2022.

(b) For the period when the Fund held purchased options contracts from November 1, 2022 through November 31, 2022.

(c) For the period when the Fund held purchased options contracts from October 1, 2022 through March 31, 2023.

(d) For the period when the Fund held written options contracts from March 1, 2023 through March 31, 2023.

Semi-Annual Shareholder Report | 29

Notes to Financial Statements (continued)March 31, 2023 (Unaudited)

Summary of Derivative Instruments:

The following is a summary of the fair value of derivative instruments on the Statements of Assets and Liabilities, categorized by risk exposure, as of March 31, 2023:

	Assets		Liabilities
	Investments, at Value for Purchased Options	Unrealized Appreciation (Depreciation) on Futures Contracts(a)	Written Options, at Value	Unrealized Appreciation (Depreciation) on Futures Contracts(a)
Interest Rate Risk Exposure:
Rareview Inflation/Deflation ETF	126,100	364,730	59,800	265,904
Equity Risk Exposure:
Rareview Systematic Equity ETF	—	1,221,010	—	—

(a) For futures contracts, the amounts represent their cumulative appreciation (depreciation) as reported on the Portfolios of Investments. Only the current day’s variation margin, if any, is reported within the Statements of Assets and Liabilities as variation margin on futures contracts.

The following is a summary of the effect of derivative instruments on the Statements of Operations, categorized by risk exposure, for the period ended March 31, 2023:

	Net Realized Gains (Losses) from		Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result from Operations
	Futures Contracts	Written Options	Futures Contracts	Written Options
Interest Rate Risk Exposure:
Rareview Dynamic Fixed Income ETF	$(798,005)	$(2,219,966)	$3,580	$—
Rareview Tax Advantaged Income ETF	(77,778)	(670,983)	(19,634)	—
Rareview Inflation/Deflation ETF	210,827	(568,866)	98,826	(2,973)
Equity Risk Exposure:
Rareview Systematic Equity ETF	(2,096,355)	—	1,221,010	—

Semi-Annual Shareholder Report | 30

Notes to Financial Statements (continued)March 31, 2023 (Unaudited)

(3) Investment Advisory and Other Contractual Services

A. Investment Advisory Fees

Rareview Capital, LLC (the “Advisor”), serves as the Funds’ investment advisor pursuant to an investment advisory agreement. Subject at all times to the oversight and approval of the Board, the Advisor is responsible for the overall management of the Funds. Each Fund pays the Advisor a management fee, based on a percentage of its average daily net assets, calculated daily and paid monthly.

Fund	Management Fee Rate
Rareview Dynamic Fixed Income ETF	0.97%
Rareview Tax Advantaged Income ETF	0.75%
Rareview Inflation/Deflation ETF	0.73%
Rareview Systematic Equity ETF	1.10%(a)

(a) Prior to February 1, 2023, the Management Fee Rate was 0.85%.

GST Management LLC, (“GST”) serves as subadvisor for Rareview Systematic Equity ETF and is paid for its services directly by the Advisor, not the Fund. GST shall be paid 40% of the net management fees.

In addition, the Advisor has contractually agreed to waive a portion or all of its management fees and/or reimburse each Fund’s expenses (excluding front-end or contingent deferred loads, Rule 12b-1 fees, shareholder servicing fees, acquired fund fees and expenses, taxes, leverage/borrowing interest, interest expense, dividends on securities sold short, brokerage or other transactional expenses and extraordinary expenses) in order to limit the Total Annual Operating Expenses after fee waivers and/or expense reimbursements to a specific percentage of each Fund’s average daily net assets (the “Expense Cap”).

Fund	Expense Cap
Rareview Dynamic Fixed Income ETF	1.50%
Rareview Tax Advantaged Income ETF	1.25%
Rareview Inflation/Deflation ETF	0.97%(a)
Rareview Systematic Equity ETF	1.35%(b)

(a) Prior to February 1, 2023, the Expense Cap was 0.87%

(b) Prior to February 1, 2023, the Expense Cap was 0.97%

Each Expense Cap will remain in effect through at least January 31, 2024. The Expense Cap may be terminated earlier only upon approval by the Board, on 60 days’ written notice to the Advisor. More information about each Fund’s fee waiver and Expense Cap agreement is available in the “Management of the Fund” section of each Fund’s prospectus.

Semi-Annual Shareholder Report | 31

Notes to Financial Statements (continued)March 31, 2023 (Unaudited)

The Advisor may request recoupment of previously waived fees and reimbursed Fund expenses from the applicable Fund for three years from the date they were waived or reimbursed, provided that after payment of the recoupment, the Total Annual Fund Operating Expenses do not exceed the lesser of the Expense Cap: (i) in effect at the time of the waiver or reimbursement; or (ii) in effect at the time of recoupment.

As of March 31, 2023, the Advisor may recoup amounts from the Funds as follows:

	Waived/Reimbursed FY 2021 Expires 9/30/2024	Waived/Reimbursed FY 2022 Expires 9/30/2025	Waived/Reimbursed FY 2023 Expires 9/30/2026	Total
Rareview Dynamic Fixed Income ETF	$—	$—	$—	$—
Rareview Tax Advantaged Income ETF	69,755	51,481	38,094	159,330
Rareview Inflation/Deflation ETF	—	65,731	45,786	111,517
Rareview Systematic Equity ETF	—	71,992	54,147	126,139

B. Administration, Custodian, Transfer Agent and Accounting Fees

Citi Fund Services Ohio, Inc. (“Citi”) serves as administrator, fund accountant, and dividend disbursing agent for the Funds pursuant to a Services Agreement. Citibank, N.A. serves as the custodian and transfer agent of the Funds pursuant to a Global Custodial and Agency Services Agreement.

Collaborative Fund Services LLC (“CFS”) provides the Funds with various management and legal administrative services. For these services, the Funds pay CFS an administrative fee that is computed daily and paid monthly, based on the aggregate daily net assets of each Fund and is subject to a minimum monthly fee.

C. Distribution and Shareholder Services Fees

ACA Foreside is the principal underwriter and distributor for the Funds’ Shares. The Distributor is compensated by the Advisor in accordance with a Distribution Services Agreement between the Advisor and the Distributor.

D. Compliance Services

Beacon Compliance Consulting provides compliance services to the Trust and receives a monthly fee paid by the Funds for these services.

Semi-Annual Shareholder Report | 32

Notes to Financial Statements (continued)March 31, 2023 (Unaudited)

E. Treasurer Fees

The Treasurer of the Trust receives a fee that is calculated monthly using each Fund’s net assets at month-end and is paid by the Funds on a quarterly basis. During the period ended March 31, 2023, the Funds paid a total of $4,875 to the Treasurer.

F. General

Certain trustees and officers of the Trust are officers, directors and/or trustees of the above companies and, except for the Treasurer, receive no compensation from the Funds for their services.

(4) Investment Transactions

Purchases and sales of investments, excluding in-kind transactions and short-term investments, for the period ended March 31, 2023 were as follows:

	Purchases	Sales
Rareview Dynamic Fixed Income ETF	$34,467,629	$25,765,319
Rareview Tax Advantaged Income ETF	6,304,762	5,246,940
Rareview Inflation/Deflation ETF	30,037,237	22,580,422
Rareview Systematic Equity ETF	23,144,220	25,115,586

Purchases and sales of in-kind transactions for the period ended March 31, 2023 were as follows:

	Purchases	Sales
Rareview Dynamic Fixed Income ETF	$4,415,018	$3,108,474
Rareview Tax Advantaged Income ETF	4,673,217	495,963
Rareview Inflation/Deflation ETF	1,006,884	—
Rareview Systematic Equity ETF	13,958,676	2,651,170

Purchases and sales of long-term U.S. government securities for the period ended March 31, 2023 were as follows:

	Purchases	Sales
Rareview Inflation/Deflation ETF	$21,572,066	$17,265,937

(5) Capital Share Transactions

Shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in shares for each Fund are disclosed in detail on the Statements of Changes in Net Assets.

Semi-Annual Shareholder Report | 33

Notes to Financial Statements (continued)March 31, 2023 (Unaudited)

The consideration for the purchase of Creation Units of a Fund generally consists of the in-kind deposit of a designated basket of securities, which constitutes an optimized representation of the securities of that Fund’s specified universe, and an amount of cash. Investors purchasing and redeeming Creation Units may be charged a transaction fee to cover the transfer and other transactional costs it incurs to issue or redeem Creation Units. The transaction fees for each Fund are listed below:

	Fee for In-Kind and Cash Purchases	Maximum Additional Variable Charge for Cash Purchases(a)
Rareview Dynamic Fixed Income ETF	$250	2.00%
Rareview Tax Advantaged Income ETF	250	2.00%
Rareview Inflation/Deflation ETF	250	2.00%
Rareview Systematic Equity ETF	250	2.00%

(a) As a percentage of the amount invested.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable on the Statements of Assets and Liabilities.

As of March 31, 2023, there were no unsettled in-kind capital transactions.

(6) Investment Risks

ETF Risk

The NAV of a Fund can fluctuate up or down, and you could lose money investing in the Fund if the prices of the securities owned by the Fund decline. In addition, a Fund may be subject to the following risks: (1) the market price of the Fund’s shares may trade above or below its NAV; (2) an active trading market for the Fund’s shares may not develop or be maintained; or (3) trading of the Fund’s shares may be halted if the listing exchange’s officials deem such action appropriate, the shares are delisted from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally.

Market and Geopolitical Risk

The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Funds may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, climate-change and climate-related

Semi-Annual Shareholder Report | 34

Notes to Financial Statements (continued)March 31, 2023 (Unaudited)

events, pandemics, epidemics, terrorism, international conflicts, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years, such as terrorist attacks around the world, natural disasters, social and political discord or debt crises and downgrades, among others, may result in market volatility and may have long term effects on both the U.S. and global financial markets. It is difficult to predict when similar events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects. Any such event(s) could have a significant adverse impact on the value and risk profile of the Funds. The coronavirus (COVID-19) global pandemic and the aggressive responses taken by many governments, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines or similar restrictions, as well as the forced or voluntary closure of, or operational changes to, many retail and other businesses, had negative impacts, and in many cases severe negative impacts, on markets worldwide. It is not known how long such impacts, or any future impacts of other significant events described above, will or would last, but there could be a prolonged period of global economic slowdown, which may impact your investment. Therefore, the Funds could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. During a general market downturn, multiple asset classes may be negatively affected. Changes in market conditions and interest rates can have the same impact on all types of securities and instruments. In times of severe market disruptions, you could lose your entire investment.

(7) Concentration of Investments

As of March 31, 2023, the Rareview Systematic Equity ETF’s investment in Vanguard S&P 500 ETF represented 29.30% of the Fund’s net assets. The financial statements of the Vanguard S&P 500 ETF can be found by accessing the fund’s website at https://vanguard.com. As of March 31, 2023 the Rareview Inflation/Deflation ETF’s investment in United States Treasury Note expiring 9/30/2027 and United States Treasury Note expiring 2/15/2033 represented 31.88% and 32.44% of the Fund’s net assets, respectively.

(8) Subsequent Events

Management of the Funds has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date these financial statements were issued. Based upon this evaluation, no additional disclosures or adjustments were required to the financial statements as of March 31, 2023.

Semi-Annual Shareholder Report | 35

Approval of Management AgreementMarch 31, 2023 (Unaudited)

November 18, 2022 Regular Meeting

Rareview Systematic Equity ETF

Rareview Capital LLC

Nature, Extent and Quality of Service. The Trustees noted that Rareview Capital, LLC (“Rareview”) was founded in 2016 and was registered with the SEC as an investment adviser with approximately $160 million in assets under management as of September 30, 2022. They further noted that Rareview provided discretionary and non-discretionary investment advisory services to investment companies and separately managed accounts, with approximately $100 million advised in exchange-traded funds (“ETFs”) and $60 million in separately managed accounts. The Trustees reviewed the background information on the key investment personnel that were responsible for servicing the Fund including Mr. Azous, taking into account their education and financial industry experience. They discussed Rareview’s research process and acknowledged the process allowed the Rareview to rebalance the Fund tactically and strategically. They discussed the utilization of a sub-adviser, and that that the sub-adviser’s signals regarding execution of Rareview Systematic Equity ETF’s (the “Fund”) strategy is key to its operations, but that the adviser maintains oversight of the sub-adviser’s investment activities, monitors the Fund’s risk characteristics, and ensures that the Fund’s strategy remaines in compliance with the Fund’s prospectus. They noted that the adviser retains ultimate authority but collaborates with the sub-adviser to select broker-dealers and discussed the adviser’s multi-factor process for broker-dealer selection. The Trustees expressed its satisfaction with Rareview’s overall experience, operations, and compliance culture.

Performance. The Trustees reviewed performance data provided by the adviser regarding the Fund. The Trustees noted the Fund’s since inception returns and that they had significantly outperformed the benchmark index. The Trustees discussed the benchmark provided by the adviser, the MSCI ACWI Index, and the reasonableness of using this index as a benchmark for fund performance. The Trustees contemplated the adviser’s use of the index and agreed that the use of the index was reasonable given the Fund’s strategy, and the global nature of the Fund’s equity exposure. The Trustees acknowledged the strong performance of the Fund and agreed that Rareview should continue to advise the Fund.

Fees and Expenses. The Trustees discussed the proposed advisory fee of 1.10% and the expected total expense ratio(after waiver) of 1.35%. They compared the Fund’s advisory fee and expense ratio to the Fund’s peer group and noted that although both are slightly higher than the peer group’s average advisory fee and net expense ratio of 0.96% and 1.31%, respectively, given the “hedge fund” like nature of the Fund’s long/short strategy, as well as its uniqueness

Semi-Annual Shareholder Report | 36

Approval of Management Agreement (continued)March 31, 2022 (Unaudited)

relative to other available ETFs in the market, that the proposed fees are reasonable. The Trustees noted the additional compliance and operational resources provided by the adviser in managing the Fund. The Board concluded that Rareview’s proposed advisory fees and the overall fees on behalf of the Fund were not unreasonable.

Profitability. The Trustees reviewed profitability analysis for the Fund and noted that the Fund is currently not profitable for Rareview in its current fee structure. The Trustees discussed Rareview’s position that the new fee structure will allow the Fund to be profitable for the adviser. The Trustees noted that they may have to consider alternatives for the Fund in the event that the adviser decided to no longer serve as the Fund’s adviser, including seeking a new adviser or potentially consider the liquidation of the Fund. The Trustees then reviewed the expected profitability of the adviser under the new fee structure. The Trustees acknowledged that the profitability estimates were based on assumptions that may not materialize. After a discussion, the Trustees determined that the estimated profitability for the Fund was reasonable.

Economies of Scale. The Trustees considered whether economies of scale will be realized in connection with the advisory services provided to the Fund. They noted that based on the Fund’s current and projected asset size and profit levels, the absence of breakpoints was acceptable at this time. The Trustees discussed the advisers marketing and distribution of the Fund through multiple channels, including through enhanced marketing efforts. The Trustees discussed Rareview’s position on breakpoints and agreed to continue to monitor the Fund’s asset levels and revisit the matter as the Fund continues to grow in assets.

Conclusion. Having requested and received such information from Rareview as the Board believed to be reasonably necessary to evaluate the terms of the investment advisory agreement, and as assisted by the advice of independent counsel, the Board determined that approval of the advisory agreement was in the best interests of the Fund and its shareholders.

Semi-Annual Shareholder Report | 37

Additional InformationMarch 31, 2023 (Unaudited)

PORTFOLIO HOLDINGS

The Funds file a complete schedule of investments with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-PORT. The Form N-PORT filing must be made within 60 days of the end of the quarter. These filings are available on the SEC’s web site at http://www.sec.gov. You may also obtain copies by calling the Funds at 1-888-783-8637, free of charge.

PREMIUM/DISCOUNT INFORMATION

The Funds’ website at http://www.rareviewcapital.com shows the previous day’s closing NAV and closing market price for the Funds’ ETF Shares. The website also discloses, in the Premium/Discount section, how frequently the Funds’ ETF Shares traded at a premium or discount to NAV (based on closing NAVs and market prices) and the magnitudes of such premiums and discounts.

PROXY VOTING

The Funds’ proxy voting policies, procedures and voting records relating to common stock securities in the Funds’ investment portfolio are available without charge, upon request, by calling the Funds’ toll-free telephone number 1-888-783-8637. The Funds will send this information within three business days of receipt of the request, by first class mail or other means designed to ensure prompt delivery.

The Funds’ proxy information is also available on the SEC’s website at http://www.sec.gov. Information regarding how the Funds voted proxies relating to portfolio securities for the most recent 12-month period ended June 30 is available without charge, upon request by calling 1-888-783-8637 or referring to the SEC’s web site at http://www.sec.gov.

Semi-Annual Shareholder Report | 38

PRIVACY NOTICE
COLLABORATIVE INVESTMENT SERIES TRUST

FACTS	WHAT DOES THE COLLABORATIVE INVESTMENT SERIES TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

•Social Security number and wire transfer instructions

•account transactions and transaction history

•investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?

All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons the Collaborative Investment Series Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Do we share information?	Can you limit sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share

Sem-Annual Shareholder Report | 39

Reasons we can share your personal information:	Do we share information?	Can you limit sharing?
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For our affiliates to market to you	NO	We don’t share
For non-affiliates to market to you	NO	We don’t share
QUESTIONS?	Call 1-800-595-4866

What we do:
How does the Collaborative Investment Series Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does the Collaborative Investment Series Trust collect my personal information?

We collect your personal information, for example, when you

•open an account or deposit money

•direct us to buy securities or direct us to sell your securities

•seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

•sharing for affiliates’ everyday business purposes – information about your creditworthiness.

•affiliates from using your information to market to you.

•sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Semi-Annual Shareholder Report | 40

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and non-financial companies. •The Collaborative Investment Series Trust does not share with affiliates.
Non-affiliates

Companies not related by common ownership or control. They can be financial and non-financial companies.

•The Collaborative Investment Series Trust does not share with non-affiliates so they can market to you.

Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. •The Collaborative Investment Series Trust doesn’t jointly market.

Investment Advisor

Rareview Capital LLC

1980 Festival Plaza Drive, Suite 300

Las Vegas, NV 89135

Investment Subadvisor

Rareview Systematic Equity ETF
GST Management, LLC

9 East 96th Street, 9B

New York, NY 10128

Distributor

ACA Foreside

Three Canal Plaza, Suite 100

Portland, ME 04101

Custodian and Transfer Agent

Citibank, N.A.

388 Greenwich Street

New York, NY 10048

Legal Counsel

Thompson Hine LLP

41 South High Street, Suite 1700

Columbus, OH 43215

Independent Registered Public Accounting Firm

Cohen & Company, Ltd.

342 North Water Street, Suite 830

Milwaukee, WI 53202

Administrator, Accountant and Dividend Disbursing Agent

Citi Fund Services Ohio, Inc.

4400 Easton Commons, Suite 200

Columbus, OH 43219

This report is provided for the general information of the Funds’ shareholders. It is not authorized for distribution unless preceded or accompanied by an effective prospectus, which contains more complete information about the Funds.

5/23

Tuttle Capital Management, LLC
155 Lockwood Rd.
Riverside, CT 06878
1-866-904-0406

www.spcxetf.com

Semi-Annual
Shareholder Report

The SPAC and New Issue ETF

March 31, 2023

TABLE OF CONTENTS

Semi-Annual Shareholder Report | 1

Expense ExamplesMarch 31, 2023 (Unaudited)

As a Fund shareholder, you may incur two types of costs: (1) transaction costs, including commissions on trading, as applicable; and (2) ongoing costs, including advisory fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The expense examples below are based on an investment of $1,000 invested at the beginning of the period and held for the six-month period ended March 31, 2023.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Further, the expenses do not include any brokerage commissions on investors’ purchases or redemptions of Fund shares as described in the Fund’s prospectus. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semi-Annual Shareholder Report | 2

Expense Examples (continued)March 31, 2023 (Unaudited)

		Beginning Account Value 10/1/2022	Ending Account Value 3/31/2023	Expenses Paid During Period(a)	Annualized Expense Ratio
The SPAC and New Issue ETF	Actual	$1,000.00	$890.90	$4.48	0.95%
	Hypothetical	1,000.00	1,020.19	4.78	0.95

(a) Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 182/365 (the number of days in the most recent fiscal half year divided by the number of days in the fiscal year).

See notes which are an integral part of the Financial Statements.

Semi-Annual Shareholder Report | 3

Portfolio of InvestmentsMarch 31, 2023 (Unaudited)

The SPAC and New Issue ETF

Portfolio of Investments Summary Table	Percentage of Total Investments (%)
Financials	95.9
Private Investments	2.8
Rights	0.2
Warrants	1.1
Total	100.0

Portfolio holdings and allocations are subject to change. As of March 31, 2023, percentages in the table above are based on total investments. Such total investments may differ from the percentages set forth in the following Portfolio of Investments which are computed using the Fund’s total net assets.

Portfolio of Investments

Shares/Units		Fair Value ($)
Common Stocks — 89.9%
Financials — 89.9%
24,069	A SPAC II Acquisition Corp.(a)	250,077
74,315	Acropolis Infrastructure Acquisition Corp., Class A(a)	752,811
18,740	Arrowroot Acquisition Corp., Class A(a)	192,085
19,219	Athena Technology Acquisition Corp. II, Class A(a)	196,995
44,897	Aura FAT Projects Acquisition Corp.(a)	472,765
40,000	Aurora Technology Acquisition Corp., Class A(a)	414,800
22,349	Banyan Acquisition Corp., Class A(a)	232,430
40,000	Blue Whale Acquisition Corp. I, Class A(a)	397,600
36,000	BlueRiver Acquisition Corp., Class A(a)	365,760
50,571	Bluescape Opportunities Acquisition Corp., Class A(a)	504,699
18,553	Churchill Capital Corp. V(a)	187,014
41,762	Churchill Capital Corp. VII, Class A(a)	423,467
52,694	Coliseum Acquisition Corp., Class A(a)	538,533
25,714	Concord Acquisition Corp. II, Class A(a)	260,740
59,657	Conyers Park III Acquisition Corp., Class A(a)	603,132
16,163	EF Hutton Acquisition Corp. I(a)	164,701
77,143	FAST Acquisition Corp. II, Class A(a)	787,629
50,000	Forest Road Acquisition Corp. II, Class A(a)	497,000
18,914	Integrated Rail and Resources Acquisition Corp., Class A(a)	198,219

See notes which are an integral part of the Financial Statements.

Semi-Annual Shareholder Report | 4

Portfolio of Investments (continued)March 31, 2023 (Unaudited)

The SPAC and New Issue ETF

Shares/Units		Fair Value ($)
Financials — 89.9% (continued)
35,000	Israel Acquisitions Corp., Class A(a)	358,050
35,150	Kernel Group Holdings, Inc., Class A(a)	362,045
10,027	Keyarch Acquisition Corp.(a)	103,479
51,356	Logistics Innovation Technologies Corp., Class A(a)	521,263
95,612	Metals Acquisition Corp., Class A(a)	977,154
54,957	Newbury Street Acquisition Corp.(a)	563,309
22,836	Newhold Investment Corp. II, Class A(a)	232,014
12,000	Pono Capital Three, Inc.(a)	122,520
14,369	Pono Capital Two, Inc.(a)	150,443
30,745	RMG Acquisition Corp. III(a)	308,065
43,906	Schultze Special Purpose Acquisition Corp. II, Class A(a)	458,379
25,094	Screaming Eagle Acquisition Corp., Class A(a)	254,704
54,822	Senior Connect Acquisition Corp. I, Class A(a)	550,961
35,064	SHUAA Partners Acquisition Corp. I, Class A(a)	367,471
57,800	Spree Acquisition Corp. 1, Ltd.(a)	602,276
11,386	Springwater Special Situations Corp.(a)	115,568
62,640	Thunder Bridge Capital Partners IV, Inc., Class A(a)	633,917
67,033	TortoiseEcofin Acquisition Corp. III(a)	685,077
74,226	TPG Pace Beneficial II Corp.(a)	740,040
57,623	Twelve Seas Investment Co. II(a)	590,060
14,885	Valuence Merger Corp. I, Class A(a)	157,334
		16,294,586
Total Common Stocks (Cost $15,894,660)		16,294,586

Private Investments — 2.7%
255,379	Adara Acquisition Corp. – Founder Shares(a)(b)(c)	353,466
59,668	Springwater Special Situations Corp. – Founder Shares(a)(b)(c)	94,783
19,889	Springwater Special Situations Corp. – Private Placement Units(a)(b)(c)(e)	31,594
		479,843
Total Private Investments (Cost $623,895)		479,843

See notes which are an integral part of the Financial Statements.

Semi-Annual Shareholder Report | 5

Portfolio of Investments (continued)March 31, 2023 (Unaudited)

The SPAC and New Issue ETF

Shares/Units		Fair Value ($)
Rights — 0.2%
32,020	A SPAC II Acquisition Corp., 01/02/2026(a)	2,722
40,000	Aurora Technology Acquisition Corp., 01/01/2024(a)	4,100
69,024	Deep Medicine Acquisition Corp., 01/12/2029(a)	9,677
16,893	EF Hutton Acquisition Corp. I, 12/31/2025(a)	2,027
42,948	International Media Acquisition Corp.(a)	4,295
10,528	Keyarch Acquisition Corp.(a)	1,684
26,370	Northview Acquisition Corp., 12/31/2026(a)	4,483
11,386	Springwater Special Situations Corp., 01/01/2024(a)	—
		28,988
Total Rights (Cost $825)		28,988

Warrants — 1.0%
16,010	A SPAC II Acquisition Corp., 05/03/2027(a)	480
26,848	Acropolis Infrastructure Acquisition Corp., 03/31/2026(a)	4,575
425,000	Adara Sponsor LLC, 01/13/2049(a)(b)(c)(f)	22,950
12,229	Allego NV, 03/16/2027(a)	3,027
12,221	Alpha Tau Medical, Ltd., 03/07/2027(a)	3,422
5,428	Alvotech SA, 06/15/2027(a)	12,864
7,649	Ares Acquisition Corp., Class A, 12/31/2027(a)	6,731
15,030	Athena Technology Acquisition Corp. II, 10/17/2028(a)	1,354
50,000	Aura FAT Projects Acquisition Corp., 06/02/2027(a)	2,125
40,000	Aurora Technology Acquisition Corp., 02/07/2028(a)	948
16,095	Banyan Acquisition Corp., 09/30/2028(a)	708
8,538	BigBear.ai Holdings, Inc., 12/31/2028(a)	2,305
5,870	Churchill Capital Corp. V, 10/29/2027(a)	1,097
16,893	EF Hutton Acquisition Corp. I, 12/08/2027(a)	794
47,224	Fathom Digital Manufacturing C, 12/31/2027(a)	1,884

See notes which are an integral part of the Financial Statements.

Semi-Annual Shareholder Report | 6

Portfolio of Investments (continued)March 31, 2023 (Unaudited)

The SPAC and New Issue ETF

Shares/Units		Fair Value ($)
Warrants — 1.0% (continued)
42,500	Freightos, Ltd., 01/23/2028(a)	8,496
7,095	Golden Arrow Merger Corp., 07/31/2026(a)	356
37,500	Hammerhead Energy, Inc., 01/03/2028(a)	43,875
13,561	Hyzon Motors, Inc., Class C, 10/02/2025(a)	929
16,897	Integrated Rail And Resources Acquisition Corp., 05/21/2023(a)	4,459
35,000	Israel Acquisitions Corp., 02/28/2028(a)	4,901
15,764	Kernel Group Holdings, Inc., Class A, 01/31/2027(a)	1,892
6,000	Keyarch Acquisition Corp., 07/25/2028(a)	300
33,750	LIV Capital Acquisition Corp. II, 02/16/2027(a)	1,721
40,204	Metals Acquisition Corp., 07/12/2026(a)	29,349
8,781	Moringa Acquisition Corp., 02/10/2026(a)	783
10,402	New Vista Acquisition Corp., 12/31/2027(a)(g)	—
19,770	Newbury Street Acquisition Corp., 12/31/2027(a)	890
16,151	Newhold Investment Corp. II, 10/21/2023(a)	1,777
13,185	NorthView Acquisition Corp., 08/02/2027(a)	989
12,478	Nubia Brand International Corp., 11/16/2026(a)	2,993
11,868	P3 Health Partners, Inc., 11/19/2026(a)	949
21,244	SatixFy Communications, Ltd., 10/26/2027(a)	1,275
26,276	Schultze Special Purpose Acquisition Corp. II, 03/25/2028(a)	2,102
9,220	Screaming Eagle Acquisition Corp., 12/15/2027(a)	2,028
4,289	Selina Hospitality PLC, 10/25/2027(a)	386
25,249	SHUAA Partners Acquisition Corp. I, 03/02/2027(a)	3,787
683	Solid Power, Inc., 12/08/2026(a)	301
10,263	Sonder Holdings, Inc., 01/31/2028(a)	739

See notes which are an integral part of the Financial Statements.

Semi-Annual Shareholder Report | 7

Portfolio of Investments (continued)March 31, 2023 (Unaudited)

The SPAC and New Issue ETF

Shares/Units		Fair Value ($)
Warrants — 1.0% (continued)
28,900	Spree Acquisition Corp. 1, Ltd., 12/22/2028(a)	769
70,160	Springwater Special Situations Corp., 04/12/2026(a)	2,175
13,333	Target Global Acquisition I Corp., 12/31/2027(a)	1,733
13,635	Twelve Seas Investment Co. II, 03/02/2028(a)	678
8,978	Valuence Merger Corp. I, 03/01/2027(a)	315
29,698	Worldwide Webb Acquisition Corp., 10/20/2026(a)	2,322
		188,533
Total Warrants (Cost $78,515)		188,533

Total Investments — 93.8% (Cost $16,597,895)		16,991,950
Other Assets in Excess of Liabilities — 6.2%		1,125,292
Net Assets — 100.0%		18,117,242

(a) Non-income producing security.

(b) Security was valued using unobservable inputs in good faith pursuant to procedures approved by the Board of Trustees as of March 31, 2023. The total of all such securities represents 2.78% of the net assets of the Fund.

(c) Security which is restricted to resale. The Fund’s advisor has deemed this security to be illiquid based upon procedures approved by the Board of Trustees. The aggregate value of these securities at March 31, 2023 was $502,793 which represented 2.78% of the total investments of the Fund.

(d) This position represents a private placement investment in a SPAC sponsor. The return on this investment is subject to a waterfall upon the consummation of a deal and may be paid in cash and/or SPAC shares and/or warrants.

(e) Each unit represents one share and ½ warrant.

(f) Warrant expires five years after initial business combination.

(g) Amount less than $0.05.

See notes which are an integral part of the Financial Statements.

Semi-Annual Shareholder Report | 8

Portfolio of Investments (continued)March 31, 2023 (Unaudited)

The SPAC and New Issue ETF

The illiquid restricted securities held as of March 31, 2023 are identified below.

Security	Acquisition Date(a)	Acquisition Cost ($)	Shares or Units	Fair Value ($)	Percentage of Net Assets (%)
Adara Acquisition Corp. – Founder Shares	1/14/2021	425,000	255,379	353,466	2.0
Springwater Special Situations Corp. – Founder Shares	8/12/2021	153,894	59,668	94,783	0.5
Springwater Special Situations Corp. – Private Placement Units	8/12/2021	45,000	19,889	31,594	0.2
Adara Acquisition Corp.(a)	1/14/2021	—	425,000	22,950	0.1

(a) Acquisition date represents the initial purchase date of the security.

See notes which are an integral part of the Financial Statements.

Semi-Annual Shareholder Report | 9

Statement of Assets and LiabilitiesMarch 31, 2023 (Unaudited)

The SPAC and New Issue ETF
Assets:
Investments, at value (Cost $16,597,895)	$16,991,950
Cash	1,025,243
Receivable for investments sold	46,395
Receivable due from advisor	67,019
Prepaid expenses and other assets	3,543
Total Assets	18,134,150
Liabilities:
Accrued expenses:
Administration	3,399
Compliance services	1
Custodian	921
Fund accounting	9,041
Legal and audit	2,128
Trustee	984
Other	434
Total Liabilities	16,908
Net Assets	$18,117,242
Net Assets consist of:
Paid-in Capital	$24,685,963
Total Distributable Earnings (Accumulated Deficit)	(6,568,721)
Net Assets	$18,117,242

Net Assets:	$18,117,242
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value):	775,000
Net Asset Value (offering and redemption price per share):	$23.38

See notes which are an integral part of the Financial Statements.

Semi-Annual Shareholder Report | 10

Statement of OperationsFor the period ended March 31, 2023 (Unaudited)

The SPAC and New Issue ETF
Investment Income:
Interest income	$150
Total Investment Income	150
Expenses:
Advisory	100,996
Administration	24,337
Compliance services	4,501
Custodian	1,727
Fund accounting	33,206
Legal and audit	25,943
Printing	5,978
Treasurer	2,250
Trustee	2,184
Other	4,622
Total Expenses before fee reductions	205,744
Expenses contractually waived and/or reimbursed by the Advisor	(90,450)
Total Net Expenses	115,294
Net Investment Income (Loss)	(115,144)
Realized and Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from investment transactions	(2,709,880)
Net realized gains (losses) from in-kind transactions	(7,355)
Change in unrealized appreciation (depreciation) on investments	56,372
Net Realized and Unrealized Gains (Losses) from Investments:	(2,660,863)
Change in Net Assets Resulting From Operations	$(2,776,007)

See notes which are an integral part of the Financial Statements.

Semi-Annual Shareholder Report | 11

Statements of Changes in Net Assets

	The SPAC and New Issue ETF
	Six Months Ended March 31, 2023 (Unaudited)	Year Ended September 30, 2022
From Investment Activities:
Operations:
Net investment income (loss)	$(115,144)	$(442,292)
Net realized gains (losses) from investment and in-kind transactions	(2,717,235)	(5,733,181)
Change in unrealized appreciation (depreciation) on investments	56,372	2,929,266
Change in net assets resulting from operations	(2,776,007)	(3,246,207)
Distributions to Shareholders From:
Earnings	—	(813,499)
Change in net assets from distributions	—	(813,499)
Capital Transactions:
Proceeds from shares issued	3,142,129	7,520,485
Proceeds for NAV error(a)	60,000	37,627
Cost of shares redeemed	(12,484,494)	(58,766,552)
Change in net assets from capital transactions	(9,282,365)	(51,208,440)
Change in net assets	(12,058,372)	(55,268,146)
Net Assets:
Beginning of period	30,175,614	85,443,760
End of period	$18,117,242	$30,175,614
Share Transactions:
Issued	125,000	275,000
Redeemed	(500,000)	(2,100,000)
Change in shares	(375,000)	(1,825,000)

(a) See Note 2 in Notes to Financial Statements.

See notes which are an integral part of the Financial Statements.

Semi-Annual Shareholder Report | 12

Financial Highlights

The SPAC and New Issue ETF	Six Months Ended March 31, 2023 (Unaudited)		Year Ended September 30, 2022		December 15, 2020(a) through September 30, 2021
Net Asset Value, Beginning of Period	$26.24		$28.72		$25.00

Net Investment Income (Loss)(b)	(0.12)		(0.25)		(0.26)
Net Realized and Unrealized Gains (Losses) on Investments	(2.80)		(1.89)		3.98
Total from Investment Activities(c)	(2.92)		(2.14)		3.72

Distributions from Net Investment Income	—		(0.36)		—
Distributions from Net Realized Gains on Investments	—		—		—
Total Distributions	—		(0.36)		—

Impact of NAV error	0.06		0.02		—
Net Asset Value, End of Period	$23.38		$26.24		$28.72
Net Assets at End of Period (000’s)	$18,117		$30,176		$85,444

Total Return at NAV(d)(e)	(10.91	)%(f)	(7.47	)%(g)	14.88%
Total Return at Market(e)(h)	(8.79)%		(7.74)%		14.96%

Ratio of Operating Expenses to Average Net Assets(i)	0.95%		0.95%		0.95%
Ratio of Gross Expenses to Average Net Assets(i)(j)	1.69%		1.31%		1.13%
Ratio of Net Investment Income (Loss) to Average Net Assets(i)	(0.95)%		(0.88)%		(0.90)%
Portfolio Turnover(e)(k)	29%		51%		124%

See notes which are an integral part of the Financial Statements.

Semi-Annual Shareholder Report | 13

Financial Highlights (continued)

(a) Commencement of operations.

(b) Calculated based on average shares method.

(c) Realized and unrealized gains per share are balancing amounts necessary to reconcile the change in net asset value per share for the period and may not accord with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

(d) Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at net asset value. This percentage is not an indication of the performance of a shareholder’s investment in the Fund based on market value due to differences between the market price of the shares and the net asset value per share of the Fund.

(e) Not annualized for periods less than one year.

(f) As a result of the Adara Acquisition Corps business combination with Alliance Entertainment, the Adara Acquisition Corp founders shares held by the fund were subject to an involuntary haircut to its number of shares backdated to the Business Combination closing on February 10, 2023. The share haircut result in an overstated NAV error from February 10, 2023 to March 31, 2023. The impact of the NAV error on Total Return at NAV was (1.70)%.

(g) A reduction in position of a private placement security resulted in an overstated NAV error from September 14, 2021 through February 7, 2022. The impact of the NAV error on Total Return at NAV was (0.07)%.

(h) Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at market value. Market value is determined by the composite closing price. Composite closing security price is defined as the last reported sale price from any primary listing market (e.g., Nasdaq) or participating regional exchanges or markets. The composite closing price is the last reported sale price from any of the eligible sources, regardless of volume and not an average price and may have occurred on a date prior to the close of the reporting period. Market value may be greater or less than net asset value, depending on the Fund’s closing price on the listing market.

(i) Annualized for periods less than one year.

(j) If applicable, certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratio would have been as indicated.

(k) Excludes the impact of in-kind transactions.

Semi-Annual Shareholder Report | 14

Notes to Financial StatementsMarch 31, 2023 (Unaudited)

(1) Organization

Collaborative Investment Series Trust (the “Trust”) was organized on July 26, 2017 as a Delaware statutory trust. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end management investment company and thus is determined to be an investment company for accounting purposes. The Trust is comprised of several funds and is authorized to issue an unlimited number of shares of beneficial interest (“Shares”) in one or more series representing interests in separate portfolios of securities. The accompanying financial statements are those of The SPAC and New Issue ETF (the “Fund”). The Fund is a diversified actively-managed exchange-traded fund. The Fund’s prospectus provides a description of the Fund’s investment objectives, policies, and strategies. The assets of the Fund are segregated and a shareholder’s interest is limited to the Fund in which shares are held.

Under the Trust’s organizational documents, its officers and Board of Trustees (the “Board”) are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Trust may enter into contracts with vendors and others that provide for general indemnifications. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust. However, based on experience, the Trust expects that risk of loss to be remote.

(2) Significant Accounting Policies

Shares of the Fund are listed and traded on the Nasdaq Stock Exchange (“Nasdaq”). Market prices for the Shares may be different from their net asset value (“NAV”). The Fund issues and redeems Shares on a continuous basis at NAV only in large blocks of Shares, currently 25,000 Shares, called Creation Units (“Creation Units”). Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, Shares generally trade in the secondary market at market prices that change throughout the day in amounts less than a Creation Unit. Shares of the Fund may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with ACA Foreside (the “Distributor”). Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the shares directly from the Fund.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund is an investment company

Semi-Annual Shareholder Report | 15

Notes to Financial Statements (continued)March 31, 2023 (Unaudited)

and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies”. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

Payment from affiliate - For the period ended March 31, 2023, the Fund will be reimbursed $60,000 from the Advisor as a result of a NAV error. For the year ended September 30, 2022, the Fund was reimbursed $37,627 from the Administrator as a result of a trading error. These are included in capital transactions on the Fund’s Statements of Changes in Net Assets.

A. Investment Valuations

The Fund holds investments at fair value. Fair value is defined as the price that would be expected to be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques used to determine fair value are further described below.

Security values are ordinarily obtained through the use of independent pricing services in accordance with Rule 2a-5 under the 1940 Act pursuant to procedures adopted by the Board. Pursuant to these procedures, the Fund may use a pricing service, bank, or broker-dealer experienced in such matters to value the Fund’s securities. When reliable market quotations are not readily available for any security, the fair value of that security will be determined by a committee established by the Board in accordance with Rule 2a-5 under the 1940 Act pursuant to procedures adopted by the Board. The fair valuation process is designed to value the subject security at the price the Fund would reasonably expect to receive upon its current sale. Additional consideration is given to securities that have experienced a decrease in the volume or level of activity or to circumstances that indicate that a transaction is not orderly.

The Trust uses a three-tier fair value hierarchy that is dependent upon the various “inputs” used to determine the value of the Fund’s investments. The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. These inputs are summarized in the three broad levels listed below:

• Level 1 - Quoted prices in active markets for identical assets that the Fund has the ability to access.

• Level 2 - Other observable pricing inputs at the measurement date (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

• Level 3 - Significant unobservable pricing inputs at the measurement date (including the Fund’s own assumptions in determining the fair value of investments).

Semi-Annual Shareholder Report | 16

Notes to Financial Statements (continued)March 31, 2023 (Unaudited)

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

Common stocks, closed-end funds, and exchange-traded funds (“ETFs”) traded on a recognized securities exchange are valued at that day’s last traded price or official closing price, as applicable, on the exchange where the fund is primarily traded. Funds traded on a recognized exchange for which there were no sales on that day may be valued at the last traded price. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy.

The following table summarizes the Fund’s investments, based on their valuation inputs, as of March 31, 2023, while the breakdown, by category, of investments is disclosed in the Portfolio of Investments for the Fund:

	Level 1	Level 2		Level 3	Total Investments
The SPAC and New Issue ETF
Common Stocks(a)	$16,294,586	$—		$—	$16,294,586
Private Investments	—	—		479,843	479,843
Rights	28,988	—		—	28,988
Warrants	165,583	—	(b)	22,950	188,533
Total Investments	$16,489,157	$—		$502,793	$16,991,950

(a) Please see the Portfolio of Investments for industry classifications.

(b) Amount less than $0.05.

The following table is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

The SPAC and New Issue ETF
Balance as of September 30, 2022	$3,874,576
Purchases During the Period	—
Change in Unrealized Appreciation (Depreciation)	(2,646,783)
Sales During the Period	—
Realized Gains (Losses)	(725,000)
Transfers In (Out) of Level 3	—
Balance as of March 31, 2023	502,793

The total change in unrealized appreciation (depreciation) attributable to Level 3 investments held at period end is ($1,515,107) for the period ended March 31, 2023.

The following is a summary of quantitative information about significant unobservable valuation inputs approved by the Fair Value Committee in accordance with procedures adopted by the Board for Level 3 Fair Value Measurements for investments held at March 31, 2023.

Semi-Annual Shareholder Report | 17

Notes to Financial Statements (continued)March 31, 2023 (Unaudited)

Type of Assets	Fair Value at March 31, 2023	Valuation Techniques	Unobservable Input(s)(a)	Value Range	Weighted Average
SPAC Founder Shares, Private Placement Units, Private Investments and Warrants	$502,793	Discount to Public Share Price	Discount for lack of marketability	85% - 90% of Public Share Price	89.7% of Public Share Price

(a) A change to the unobservable input may result in a significant change to the value of the investment as follows:

Unobservable Input	Impact to Value if Input Increases	Impact to value if Input Decreases
Discount for lack of marketability	Decrease	Increase

B. Security Transactions and Related Income

Investment transactions are accounted for no later than the first calculation of the NAV on the business day following the trade date. For financial reporting purposes, however, security transactions are accounted for on the trade date on the last business day of the reporting period. Securities’ gains and losses are calculated on the identified cost basis. Interest income and expenses are accrued daily. Dividends and dividend expense, less foreign tax withholding, if any, are recorded on the ex-dividend date. Investment income from non-U.S. sources received by the Fund is generally subject to non-U.S. withholding taxes at rates ranging up to 30%. Such withholding taxes may be reduced or eliminated under the terms of applicable U.S. income tax treaties. The Fund may be subject to foreign taxes on gains in investments or currency repatriation. The Fund accrues such taxes, as applicable, based on its current interpretation of tax rules in the foreign markets in which it invests.

C. Cash

Idle cash may be swept into various interest-bearing overnight demand deposits and is classified as cash on the Statement of Assets and Liabilities. The Fund maintains cash in bank deposit accounts which, at times, may exceed the United States federally insured limit of $250,000. Amounts swept overnight are available on the next business day.

D. Dividends and Distributions to Shareholders

Distributions are recorded on the ex-dividend date. The Fund intends to distribute to its shareholders net investment income and net realized capital gains, if any, at least annually. The amount of dividends from net investment income and net realized gains is determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary or permanent in nature. To the extent these

Semi-Annual Shareholder Report | 18

Notes to Financial Statements (continued)March 31, 2023 (Unaudited)

differences are permanent in nature (e.g., distributions and income received from pass-through investments), such amounts are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification.

The Fund may utilize earnings and profits distributed to shareholders on redemption of shares as part of the dividends paid deduction.

E. Allocation of Expenses

Expenses directly attributable to a Fund are charged to that Fund. Expenses not directly attributable to a Fund are allocated proportionally among all Funds within the Trust in relation to the net assets of each Fund or on another reasonable basis.

(3) Investment Advisory and Other Contractual Services

A. Investment Advisory Fees

Tuttle Capital Management, LLC (the “Advisor”), serves as the Fund’s investment advisor pursuant to an investment advisory agreement. Subject at all times to the oversight and approval of the Board, the Advisor is responsible for the overall management of the Fund. The Fund pays the Advisor a management fee of 0.83% of its average daily net assets, calculated daily and paid monthly.

The Advisor has contractually agreed to reduce its fees and to reimburse expenses, at least through January 31, 2024 to ensure that Net Annual Fund Operating Expenses (exclusive of any (i) front-end or contingent deferred loads, (ii) brokerage fees and commissions, (iii) acquired fund fees and expenses, (iv) fees and expenses associated with instruments in other collective investment vehicles or derivative instruments (including for example options and swap fees and expenses); (v) borrowing costs (such as interest and dividend expense on securities sold short), (vi) taxes, (vii) other fees related to underlying investments, (such as option fees and expenses or swap fees and expenses); or (viii) extraordinary expenses such as litigation (which may include indemnification of Fund officers and trustees or contractual indemnification of Fund service providers’ (other than the Advisor)) will not exceed 0.95%. This expense limitation agreement may be terminated at any time, by the Board upon sixty days’ written notice to the Advisor. The expense limitation agreement will automatically terminate, if the Investment Advisory Agreement is terminated. Fee waivers and expense reimbursements are subject to possible recoupment from the Fund in future years on a rolling three-year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits or the expense limits in place at the time of recoupment.

Semi-Annual Shareholder Report | 19

Notes to Financial Statements (continued)March 31, 2023 (Unaudited)

As of March 31, 2023, the Advisor may recoup amounts from the Fund as follows:

	Waived/Reimbursed FY 2021 Expires 9/30/2024	Waived/Reimbursed FY 2022 Expires 9/30/2025	Waived/Reimbursed FY 2023 Expires 9/30/2026	Total
The SPAC and New Issue ETF	$154,955	$182,529	$90,450	$427,934

B. Administration, Custodian, Transfer Agent and Accounting Fees

Citi Fund Services Ohio, Inc. (“Citi”) serves as administrator, fund accountant, and dividend disbursing agent for the Fund pursuant to a Services Agreement. Citibank, N.A. serves as the custodian and transfer agent of the Fund pursuant to a Global Custodial and Agency Services Agreement.

Collaborative Fund Services LLC (“CFS”) provides the Fund with various management and legal administrative services. For these services, the Fund pays CFS an administrative fee that is computed daily and paid monthly, based on the aggregate daily net assets of the Fund and is subject to a minimum monthly fee.

C. Distribution and Shareholder Services Fees

ACA Foreside is the principal underwriter and distributor for the Fund’s Shares. The Distributor is compensated by the Advisor in accordance with a Distribution Services Agreement between the Advisor and the Distributor.

D. Compliance Services

Beacon Compliance Consulting provides compliance services to the Trust and receives a monthly fee paid by the Fund for these services.

E. Treasurer Fees

The Treasurer of the Trust receives a fee that is calculated monthly using the net assets at month-end and is paid by the Fund on a quarterly basis. During the period ended March 31, 2023, the Fund paid a total of $2,550 to the Treasurer.

F. General

Certain trustees and officers of the Trust are officers, directors and/or trustees of the above companies and, except for the Treasurer, receive no compensation from the Fund for their services.

Semi-Annual Shareholder Report | 20

Notes to Financial Statements (continued)March 31, 2023 (Unaudited)

(4) Investment Transactions

Purchases and sales of investments, excluding in-kind transactions and short-term investments, for the period ended March 31, 2023 were as follows:

	Purchases	Sales
The SPAC and New Issue ETF	$6,261,158	$13,817,412

Purchases and sales of in-kind transactions for the period ended March 31, 2023 were as follows:

	Purchases	Sales
The SPAC and New Issue ETF	$1,477,862	$1,169,354

There were no purchases or sales of U.S. government securities during the period ended March 31, 2023.

(5) Capital Share Transactions

Shares are issued and redeemed by the Fund only in aggregations of a specified number of shares or multiples thereof at NAV. Except when aggregated in Creation Units, shares of the Fund are not redeemable. Transactions in shares for the Fund are disclosed in detail on the Statements of Changes in Net Assets.

The consideration for the purchase of Creation Units of a Fund generally consists of the in-kind deposit of a designated basket of securities, which constitutes an optimized representation of the securities of that Fund’s specified universe, and an amount of cash. Investors purchasing and redeeming Creation Units may be charged a transaction fee to cover the transfer and other transactional costs it incurs to issue or redeem Creation Units. The transaction fees for the Fund are listed below:

	Fee for In-Kind and Cash Purchases	Maximum Additional Variable Charge for Cash Purchases(a)
The SPAC and New Issue ETF	$250	2.00%

(a) As a percentage of the amount invested.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable on the Statement of Assets and Liabilities.

As of March 31, 2023, there were no unsettled in-kind capital transactions.

Semi-Annual Shareholder Report | 21

Notes to Financial Statements (continued)March 31, 2023 (Unaudited)

(7) Investment Risks

ETF Risk

The NAV of the Fund can fluctuate up or down, and you could lose money investing in the Fund if the prices of the securities owned by the Fund decline. In addition, a Fund may be subject to the following risks: (1) the market price of the Fund’s shares may trade above or below its NAV; (2) an active trading market for a Fund’s shares may not develop or be maintained; or (3) trading of the Fund’s shares may be halted if the listing exchange’s officials deem such action appropriate, the shares are delisted from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally.

Market and Geopolitical Risk

The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, climate-change and climate-related events, pandemics, epidemics, terrorism, international conflicts, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years, such as terrorist attacks around the world, natural disasters, social and political discord or debt crises and downgrades, among others, may result in market volatility and may have long term effects on both the U.S. and global financial markets. It is difficult to predict when similar events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects. Any such event(s) could have a significant adverse impact on the value and risk profile of the Fund. The coronavirus (COVID-19) global pandemic and the aggressive responses taken by many governments, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines or similar restrictions, as well as the forced or voluntary closure of, or operational changes to, many retail and other businesses, had negative impacts, and in many cases severe negative impacts, on markets worldwide. It is not known how long such impacts, or any future impacts of other significant events described above, will or would last, but there could be a prolonged period of global economic slowdown, which may impact your investment. Therefore, the Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. During a general market downturn, multiple asset classes may be negatively affected. Changes in market conditions and interest rates can have the same impact on all types of securities and instruments. In times of severe market disruptions, you could lose your entire investment.

Semi-Annual Shareholder Report | 22

Notes to Financial Statements (continued)March 31, 2023 (Unaudited)

SPAC Risk

The Fund invests in SPACs and companies that have completed an IPO. SPACs are companies that may be unseasoned and lack a trading or operational history, a track record of reporting to investors, and widely available research coverage. The Fund may purchase SPACs through an IPO. IPOs are thus often subject to extreme price volatility and speculative trading. These stocks may have above-average price appreciation in connection with the IPO. In addition, IPOs may share similar illiquidity risks of private equity and venture capital. The free float shares held by the public in an IPO are typically a small percentage of the market capitalization. The ownership of many IPOs often includes large holdings by venture capital and private equity investors who seek to sell their shares in the public market in the months following an IPO when shares restricted by lock-up are released, causing greater volatility and possible downward pressure during the time that locked-up shares are released. Public stockholders of SPACs may not be afforded a meaningful opportunity to vote on a proposed initial business combination because certain stockholders, including stockholders affiliated with the management of the SPAC, may have sufficient voting power, and a financial incentive, to approve such a transaction without support from public stockholders. As a result, a SPAC may complete a business combination even though a majority of its public stockholders do not support such a combination.

(8) Subsequent Events

Management of the Fund has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date these financial statements were issued. Based upon this evaluation, no additional disclosures or adjustments were required to the financial statements as of March 31, 2023.

Semi-Annual Shareholder Report | 23

Approval of Management AgreementMarch 31, 2023 (Unaudited)

November 18, 2022 Regular Meeting

The SPAC and New Issue ETF (“SPAC”)

Tuttle Capital Management, LLC

Nature, Extent and Quality of Service. The Board noted that Tuttle was founded in 2012 and was registered with the U.S. Securities and Exchange Commission (“SEC”) as an investment adviser with $300 million in assets under management as of November 2022. The Trustees further noted that Tuttle currently served as the adviser or sub adviser to five mutual funds or ETFs, and one collective trust. They reviewed the background information on the key investment personnel who would be responsible for servicing the Fund, taking into account their education and financial industry experience. The Trustees also expressed their satisfaction with Tuttle’s use of a pre-trade and post-trade testing as a method to ensure compliance with the Fund’s investment policies and regulations. Mr. Tuttle discussed the adviser’s role in monitoring and evaluating the SPAC market place, as well as providing best execution and placing trades. The Trustees, acknowledged the experience and accomplishments of Tuttle. They expressed satisfaction with Tuttle’s overall experience, operations, and compliance culture. In response to a question, the chief compliance officer noted no issues with Tuttle’s compliance program.

Performance. The Trustees reviewed performance data provided by the adviser in connection with the Fund. The Trustees noted that although the Fund’s 1 year returns of -7.47% were outperformed by the Fund’s index, the IndexIQ Merger Arbitrage, the Fund’s since inception returns had significantly outperformed the index at a rate of 3.47% and -3.33% respectively. After discussion, the Trustees determined that the Fund’s performance was reasonable.

Fees and Expenses. The Trustees noted that the management fee for Tuttle’s services was 0.95%, and a net expense ratio of .95%. They compared the Fund’s advisory fee and expense ratio to the Fund’s peer group and noted that although both are lower than the peer group’s average advisory fee and net expense ratio of 1.34% and 1.44%, respectively, given the uniqueness of SPAC ETF’s, as well as the event driven funds in the Morning Star Event Driven Category, as well as its uniqueness relative to other available ETFs in the market, that the fee was not unreasonable.

Profitability. The Trustees reviewed the profit analysis provided by Tuttle and noted that Tuttle made a modest profit while advising the Fund. They further noted that Tuttle continues to project making a profit in terms of actual dollars and as a percentage in connection with its relationship to the Fund. The Trustees noted that the profits expected by the adviser are in line with those charged by Tuttle for similar services provided to other Funds, and they agreed that the profits were not excessive.

Economies of Scale. The Trustees considered the Fund in relation to achieving economies of scale in connection with the advisory services provided to the

Semi-Annual Shareholder Report | 24

Approval of Management Agreement (continued)March 31, 2023 (Unaudited)

Fund. They noted Tuttle’s desire to market directly to retail investors, and the efforts being made by the staff at Tuttle responsible for those activities. Although the Trustees noted that Tuttle does not expect to see capacity limitations or other obstacles to growth, the Trustees were cautious regarding Tuttle’s assertion that Tuttle expects to achieve Fund growth through the use of marketing directly to retail investors, the Trustees acknowledged Tuttle’s assertion that they do not expect economies of scale for the Fund. In relying on Tuttle’s assertions regarding the Fund, and that economies of scale will not be reached, the Trustees moved forward.

Conclusion. Having requested and received such information from Tuttle as the Board believed to be reasonably necessary to evaluate the terms of the investment advisory agreement, and as assisted by the advice of independent counsel, the Board determined that approval of the advisory agreement was in the best interests of the Fund and its future shareholders.

Semi-Annual Shareholder Report | 25

Additional InformationMarch 31, 2023 (Unaudited)

PORTFOLIO HOLDINGS

The Fund files a complete schedule of investments with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-PORT. The Form N-PORT filing must be made within 60 days of the end of the quarter. These filings are available on the SEC’s web site at http://www.sec.gov. You may also obtain copies by calling the Fund at 1-866-904-0406, free of charge.

PREMIUM/DISCOUNT INFORMATION

The Fund’s website at http://www.spcxetf.com shows the previous day’s closing NAV and closing market price for the Fund’s ETF Shares. The website also discloses, in the Premium/Discount section, how frequently the Fund’s ETF Shares traded at a premium or discount to NAV (based on closing NAVs and market prices) and the magnitudes of such premiums and discounts.

PROXY VOTING

The Fund’s proxy voting policies, procedures and voting records relating to common stock in the Fund’s investment portfolio are available without charge, upon request, by calling the Fund’s toll-free telephone number 1-866-904-0406. The Fund will send this information within three business days of receipt of the request, by first class mail or other means designed to ensure prompt delivery.

The Fund’s proxy information is also available on the SEC’s website at http://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities for the most recent 12-month period ended June 30 is available without charge, upon request by calling 1-866-904-0406 or referring to the SEC’s web site at http://www.sec.gov.

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PRIVACY NOTICE
COLLABORATIVE INVESTMENT SERIES TRUST

FACTS	WHAT DOES THE COLLABORATIVE INVESTMENT SERIES TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

•Social Security number and wire transfer instructions

•account transactions and transaction history

•investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?

All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons the Collaborative Investment Series Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Do we share information?	Can you limit sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share

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Reasons we can share your personal information:	Do we share information?	Can you limit sharing?
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For our affiliates to market to you	NO	We don’t share
For non-affiliates to market to you	NO	We don’t share
QUESTIONS?	Call 1-800-595-4866

What we do:
How does the Collaborative Investment Series Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does the Collaborative Investment Series Trust collect my personal information?

We collect your personal information, for example, when you

•open an account or deposit money

•direct us to buy securities or direct us to sell your securities

•seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

•sharing for affiliates’ everyday business purposes – information about your creditworthiness.

•affiliates from using your information to market to you.

•sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

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Definitions
Affiliates	Companies related by common ownership or control. They can be financial and non-financial companies. •The Collaborative Investment Series Trust does not share with affiliates.
Non-affiliates

Companies not related by common ownership or control. They can be financial and non-financial companies.

•The Collaborative Investment Series Trust does not share with non-affiliates so they can market to you.

Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. •The Collaborative Investment Series Trust doesn’t jointly market.

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This Page Was Left Blank Intentionally

Investment Advisor

Tuttle Capital Management, LLC

155 Lockwood Rd.

Riverside, CT 06878

Distributor

ACA Foreside

Three Canal Plaza, Suite 100

Portland, ME 04101

Custodian and Transfer Agent

Citibank, N.A.

388 Greenwich Street

New York, NY 10048

Legal Counsel

Thompson Hine LLP

41 South High Street, Suite 1700

Columbus, OH 43215

Independent Registered Public Accounting Firm

Cohen & Company, Ltd.

342 North Water Street, Suite 830

Milwaukee, WI 53202

Administrator, Accountant and Dividend Disbursing Agent

Citi Fund Services Ohio, Inc.

4400 Easton Commons, Suite 200

Columbus, OH 43219

This report is provided for the general information of the Fund’s shareholders. It is not authorized for distribution unless preceded or accompanied by an effective prospectus, which contains more complete information about the Fund.

5/23

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) The schedules of investments are included as part of the report to shareholders filed under Item 1of this form.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-2 under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications pursuant to Rule 30a-2(a) are attached hereto.

(a)(3) Not applicable.

(a)(4) Not applicable.

(b) Certifications pursuant to Rule 30a-2(b) are furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)

Collaborative Investment Series Trust

By (Signature and Title)

/s/ Gregory Skidmore

Gregory Skidmore, Trustee, President and Principal Executive Officer of the Trust

Date

March 19, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Gregory Skidmore

Gregory Skidmore, Trustee, President and Principal Executive Officer of the Trust

Date

March 19, 2024

By (Signature and Title)

/s/ William J. McCormick

Bill McCormick, Treasurer and Principal Financial Officer of the Trust

Date

March 19, 2024